UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5724

Oppenheimer Global Strategic Income Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center,

New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/29/2012

Item 1.	Schedule of Investments.

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Shares	Value
Wholly-Owned Subsidiary—0.0%
Oppenheimer Global Strategic Income Fund (Cayman) Ltd.[1,2] (Cost $1,500,000)	15,000	$1,458,688

	Principal Amount
Asset-Backed Securities—2.0%
Ally Auto Receviables Trust, Automobile Receivable Nts., Series 2012-A, Cl. D, 3.15%, 10/15/18[3]	$7,604,000	7,615,871
AmeriCredit Automobile Receivables Trust 2012-1, Automobile Receivables-Backed Nts., Series 2012-1, Cl. D, 4.72%, 3/8/18	28,945,000	30,598,639
AmeriCredit Automobile Receivables Trust 2012-3, Automobile Receivable Nts., Series 2012-3, Cl. D, 3.59%, 7/9/18	9,375,000	9,385,278
Avis Budget Rental Car Funding AESOP LLC, Automobile Receivable Nts., Series 2011-2A, Cl. A, 2.37%, 11/20/14[3]	2,690,000	2,743,901
CarMax Auto Owner Trust 2012-2, Automobile Receivables Nts., Series 2012-2, Cl. D, 3.77%, 11/15/18	4,300,000	4,317,053
Citibank Omni Master Trust, Credit Card Receivables, Series 2009-A17, Cl. A17, 4.90%, 11/15/18[3]	2,205,000	2,408,840
DLJ Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2, 11.96%, 4/15/11[4,5]	15,000,000	150
DSC Floorplan Master Owner Trust, Automobile Receivable Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16	1,945,000	1,996,906
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts., Series 2011-1A, Cl. C, 3.05%, 8/15/15[3]	2,710,000	2,716,631
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series 2000-A, Cl. B, 0.656%, 8/15/25[4,5]	2,730,094	—
Exeter Automobile Receivables Trust, Automobile Receivable Nts., Series 2012-1A, Cl. C, 5.27%, 10/16/17[3]	4,300,000	4,420,816
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond Obligations, Series 1A, Cl. D, 12.54%, 6/13/11[4,5]	9,183,876	—

1	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Asset-Backed Securities Continued
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub. Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29	$5,000,000	$4,744,270
Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/1/31[6]	1,178,651	161,349
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term Nts.: Series 2007-1A, Cl. B, 2.456%, 8/15/22[5,7]	21,000,000	14,280,000
Series 2007-1A, Cl. C, 3.756%, 8/15/22[5,7]	17,780,000	11,379,200
Series 2007-1A, Cl. D, 5.756%, 8/15/22[5,7]	17,780,000	11,023,600
Madison Avenue CDO Ltd., Collateralized Debt Obligations, Series 2A, Cl. C1, 2.99%, 3/24/14[5,6,7]	4,426,820	2,213
Santander Drive Auto Receivables Trust 2010-B, Automobile Receivables Nts., Series 2010-B, Cl. C, 3.02%, 10/17/16[3]	2,095,000	2,132,584
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17[5]	643,084	644,782
Santander Drive Auto Receivables Trust 2012-3, Automobile Receivables Nts.:
Series 2012-3, Cl. C, 3.27%, 4/16/18	20,920,000	20,970,541
Series 2012-3, Cl. D, 3.91%, 5/15/18	15,730,000	15,798,946
Santander Drive Auto Receivables Trust 2012-4, Automobile Receivables Nts., Series 2012-4, Cl. D, 4.18%, 6/15/18[8]	12,490,000	12,549,642
SLM Student Loan Trust, Student Loan Receivables, Series 2005-B, Cl. B, 0.868%, 6/15/39[7]	6,586,000	4,297,460
SNAAC Auto Receivables Trust, Automobile Receivable Nts.: Series 2012-1A, Cl. B, 3.11%, 6/15/17[3]	1,875,000	1,881,497
Series 2012-1A, Cl. C, 4.38%, 6/15/17[3]	1,955,000	1,961,504

Total Asset-Backed Securities (Cost $210,180,305)		168,031,673

Corporate Loans—0.2%
Autoparts Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 7/21/17[7,8]	2,553,568	2,468,981

2	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Corporate Loans Continued
Chesapeake Energy Corp., Sr. Sec. Credit Facilities Term Loan, 7%, 12/2/17[7,8]	$3,645,000	$3,617,663
Hallertau SPC, Sr. Sec. Credit Facilities Term Loan, 7.94%, 9/17/13[4]	32,556,250	11,394,688

Total Corporate Loans (Cost $17,609,773)		17,481,332

Mortgage-Backed Obligations—29.7%
Government Agency—17.1%
FHLMC/FNMA/FHLB/Sponsored—16.7%
Federal Home Loan Mortgage Corp.:
4.50%, 8/1/42[8]	16,120,000	17,215,656
5%, 12/15/34	1,992,377	2,156,051
5.50%, 9/1/39	4,839,186	5,272,470
6%, 1/15/19-7/15/24	4,032,209	4,432,208
6.50%, 4/15/18-6/15/35	2,967,911	3,293,758
7%, 8/15/21-3/1/35	2,798,343	3,326,513
7.50%, 1/1/32-2/15/32	3,568,742	4,367,182
8.50%, 8/15/31	209,069	262,715
10%, 5/15/20	110,302	129,036
10.50%, 6/14/20	64,524	78,464
11.50%, 11/14/16	11,902	12,180
12%, 7/15/15-6/15/17	46,223	50,384
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22	3,232,219	3,729,378
Series 151, Cl. F, 9%, 5/15/21	7,143	8,215
Series 1590, Cl. IA, 1.30%, 10/15/23[7]	2,685,794	2,745,584
Series 1674, Cl. Z, 6.75%, 2/15/24	142,470	162,030
Series 2006-11, Cl. PS, 23.667%, 3/25/36[7]	1,573,735	2,278,862
Series 2034, Cl. Z, 6.50%, 2/15/28	24,453	27,997
Series 2042, Cl. N, 6.50%, 3/15/28	32,753	37,507
Series 2043, Cl. ZP, 6.50%, 4/15/28	2,582,197	2,977,456
Series 2053, Cl. Z, 6.50%, 4/15/28	25,447	29,165
Series 2116, Cl. ZA, 6%, 1/15/29	1,625,238	1,823,193
Series 2122, Cl. F, 0.692%, 2/15/29[7]	70,393	70,930
Series 2279, Cl. PK, 6.50%, 1/15/31	42,219	45,843
Series 2326, Cl. ZP, 6.50%, 6/15/31	369,430	425,681
Series 2344, Cl. FP, 1.192%, 8/15/31[7]	991,527	1,013,968
Series 2368, Cl. PR, 6.50%, 10/15/31	56,896	65,572
Series 2368, Cl. TG, 6%, 10/15/16	291,826	310,712
Series 2401, Cl. FA, 0.892%, 7/15/29[7]	130,951	132,413
Series 2412, Cl. GF, 1.192%, 2/15/32[7]	1,751,889	1,791,513
Series 2427, Cl. ZM, 6.50%, 3/15/32	1,830,891	2,112,560
Series 2451, Cl. FD, 1.242%, 3/15/32[7]	675,948	692,147
Series 2453, Cl. BD, 6%, 5/15/1[7]	69,950	75,306

3	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored Continued
Series 2461, Cl. PZ, 6.50%, 6/15/32	$255,718	$295,085
Series 2464, Cl. FI, 1.242%, 2/15/32[7]	652,262	665,099
Series 2470, Cl. AF, 1.242%, 3/15/32[7]	1,090,581	1,116,717
Series 2470, Cl. LF, 1.242%, 2/15/32[7]	667,081	680,210
Series 2471, Cl. FD, 1.242%, 3/15/32[7]	975,847	995,337
Series 2475, Cl. FB, 1.242%, 2/15/32[7]	913,610	931,591
Series 2500, Cl. FD, 0.742%, 3/15/32[7]	290,246	292,945
Series 2517, Cl. GF, 1.242%, 2/15/32[7]	551,557	562,412
Series 2526, Cl. FE, 0.642%, 6/15/29[7]	330,514	332,338
Series 2551, Cl. FD, 0.642%, 1/15/33[7]	219,074	220,370
Series 2551, Cl. LF, 0.742%, 1/15/33[7]	95,040	95,681
Series 2668, Cl. AZ, 4%, 9/1/18	520,606	548,316
Series 2676, Cl. KY, 5%, 9/15/23	2,020,790	2,220,693
Series 2936, Cl. PE, 5%, 2/1/35	2,807,000	3,188,601
Series 3025, Cl. SJ, 23.864%, 8/15/35[7]	1,559,038	2,313,466
Series 3465, Cl. HA, 4%, 7/1/17	302,346	312,219
Series 3617, Cl. DC, 4%, 7/1/27	1,345,375	1,387,145
Series 3676, Cl. DA, 4%, 4/1/22	974,084	985,100
Series 3822, Cl. JA, 5%, 6/1/40	3,422,964	3,643,173
Series 3848, Cl. WL, 4%, 4/1/40	2,656,475	2,812,664
Series 3917, Cl. BA, 4%, 6/1/38	3,771,018	3,977,664
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 12.179%, 4/1/27[9]	421,629	90,640
Series 192, Cl. IO, 11.632%, 2/1/28[9]	182,217	29,870
Series 2035, Cl. PE, 1.32%, 3/15/28[9]	52,074	8,503
Series 2049, Cl. PL, 24.444%, 4/15/28[9]	315,538	52,178
Series 205, Cl. IO, 12.668%, 9/1/29[9]	1,079,158	184,454
Series 206, Cl. IO, 0%, 12/1/29[9,10]	347,579	71,838
Series 207, Cl. IO, 0%, 4/1/30[9,10]	368,780	66,304
Series 2074, Cl. S, 55.714%, 7/17/28[9]	266,670	58,112
Series 2079, Cl. S, 67.266%, 7/17/28[9]	461,697	103,543
Series 214, Cl. IO, 0%, 6/1/31[9,10]	322,775	52,648
Series 2177, Cl. SB, 99.999%, 8/15/29[9]	283,966	69,969
Series 243, Cl. 6, 0.948%, 12/15/32[9]	1,107,869	241,600
Series 2526, Cl. SE, 42.538%, 6/15/29[9]	597,239	125,460
Series 2795, Cl. SH, 19.034%, 3/15/24[9]	4,103,735	662,797
Series 2802, Cl. AS, 87.196%, 4/15/33[9]	764,751	45,929
Series 2819, Cl. S, 54.971%, 6/15/34[9]	6,243,005	1,247,833
Series 2920, Cl. S, 66.259%, 1/15/35[9]	3,561,091	608,812
Series 3004, Cl. SB, 99.999%, 7/15/35[9]	6,355,835	1,140,342
Series 3110, Cl. SL, 35%, 2/15/26[9]	1,249,509	174,473
Series 3450, Cl. BI, 12.377%, 5/15/38[9]	1,805,444	299,597

4	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored Continued
Series 3659, Cl. IE, 7.107%, 3/1/19[9]	$3,890,433	$365,612
Series 3662, Cl. SM, 24.883%, 10/15/32[9]	1,339,991	178,765
Series 3685, Cl. EI, 10.90%, 3/1/19[9]	3,450,996	276,224
Series 3736, Cl. SN, 6.506%, 10/15/40[9]	2,686,594	442,340
Federal Home Loan Mortgage Corp., Mtg.-Linked Global Debt Securities, 2.06%, 1/15/22	7,385,569	7,544,117
Federal National Mortgage Assn.:
2.50%, 7/1/27[8]	324,955,000	334,906,747
2.74%, 10/1/36[7]	10,575,745	11,292,473
3.50%, 8/1/42[8]	278,025,000	291,578,719
4%, 9/1/18-12/1/41	6,606,659	7,079,876
4%, 7/1/27[8]	1,325,000	1,409,469
4.50%, 12/1/20	2,348,443	2,528,031
4.50%, 7/1/27[8]	10,707,000	11,478,239
5%, 2/25/18-12/25/21	15,216,753	16,482,518
5%, 8/1/42[8]	8,098,000	8,764,822
5.50%, 1/25/22-1/1/36	2,831,403	3,104,170
5.50%, 7/1/27-8/1/42[8]	12,481,000	13,602,217
6%, 6/25/17-10/1/40	129,439	140,870
6%, 8/1/42[8]	6,150,000	6,758,275
6.50%, 4/25/18-1/1/34	9,898,099	11,386,043
7%, 11/1/17-4/1/34	15,172,988	18,002,454
7.50%, 2/25/27-3/25/33	6,315,543	7,689,432
8.50%, 7/1/32	28,727	35,714
9.50%, 4/25/20-4/8/21	24,740	24,887
11%, 7/25/16-2/25/26	172,284	197,617
13%, 6/25/15	25,323	27,892
15%, 5/9/13	530	532
Federal National Mortgage Assn. Grantor Trust, Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-T10, Cl. IO, 35.512%, 12/25/41[9]	78,846,752	1,025,631
Trust 2001-T3, Cl. IO, 42.392%, 11/25/40[9]	10,155,385	170,231
Federal National Mortgage Assn., 15 yr.:
3%, 7/1/27[8]	344,765,000	361,302,929
3.50%, 7/1/27[8]	5,320,000	5,622,575
Federal National Mortgage Assn., 30 yr.:
4%, 8/1/42[8]	56,860,000	60,422,637
4.50%, 8/1/42[8]	35,895,000	38,486,169
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26	150,812	175,538

5	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored Continued
Trust 1997-45, Cl. CD, 8%, 7/18/27	$1,044,204	$1,239,846
Trust 1998-58, Cl. PC, 6.50%, 10/25/28	854,381	978,771
Trust 1999-14, Cl. MB, 6.50%, 4/25/29	41,388	47,080
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	1,689,392	1,935,040
Trust 2001-19, Cl. Z, 6%, 5/1/31	844,265	948,790
Trust 2001-44, Cl. QC, 6%, 9/25/16	151,294	161,511
Trust 2001-51, Cl. OD, 6.50%, 10/25/31	246,735	285,524
Trust 2001-65, Cl. F, 0.845%, 11/25/31[7]	1,296,486	1,303,023
Trust 2001-69, Cl. PF, 1.245%, 12/25/31[7]	1,462,580	1,492,390
Trust 2001-80, Cl. ZB, 6%, 1/25/32	1,700,353	1,907,743
Trust 2002-12, Cl. PG, 6%, 3/25/17	879,552	952,469
Trust 2002-19, Cl. PE, 6%, 4/25/17	464,816	496,154
Trust 2002-21, Cl. PE, 6.50%, 4/25/32	1,673,816	1,866,989
Trust 2002-29, Cl. F, 1.245%, 4/25/32[7]	699,681	714,038
Trust 2002-60, Cl. FH, 1.245%, 8/25/32[7]	1,380,964	1,408,461
Trust 2002-64, Cl. FJ, 1.245%, 4/25/32[7]	215,053	219,465
Trust 2002-68, Cl. FH, 0.743%, 10/18/32[7]	456,598	460,621
Trust 2002-81, Cl. FM, 0.745%, 12/25/32[7]	844,178	851,224
Trust 2002-84, Cl. FB, 1.245%, 12/25/32[7]	140,218	143,015
Trust 2002-9, Cl. PC, 6%, 3/25/17	1,011,421	1,094,146
Trust 2003-11, Cl. FA, 1.245%, 9/25/32[7]	191,343	195,160
Trust 2003-112, Cl. AN, 4%, 11/1/18	976,299	1,028,439
Trust 2003-116, Cl. FA, 0.645%, 11/25/33[7]	369,883	372,065
Trust 2003-119, Cl. FK, 0.745%, 5/25/18[7,8]	5,718,803	5,751,406
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	5,556,000	6,180,390
Trust 2004-101, Cl. BG, 5%, 1/25/20	3,455,122	3,702,072
Trust 2004-9, Cl. AB, 4%, 7/1/17	215,462	215,723
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44	1,087,914	1,261,200
Trust 2005-25, Cl. PS, 27.081%, 4/25/35[7]	638,559	1,097,821
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	2,865,000	3,588,747
Trust 2005-69, Cl. LE, 5.50%, 11/1/33	1,999,240	2,068,283
Trust 2005-71, Cl. DB, 4.50%, 8/25/25	3,668,671	3,994,574
Trust 2006-46, Cl. SW, 23.30%, 6/25/36[7]	2,211,761	3,181,628
Trust 2007-42, Cl. A, 6%, 2/1/33	2,645,811	2,752,868
Trust 2008-14, Cl. BA, 4.25%, 3/1/23	509,451	539,851
Trust 2009-114, Cl. AC, 2.50%, 12/1/23	977,351	1,008,634

6	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored Continued
Trust 2009-36, Cl. FA, 1.185%, 6/25/37[7]	$2,915,898	$2,961,148
Trust 2011-122, Cl. EA, 3%, 11/1/29	3,301,659	3,389,473
Trust 2011-122, Cl. EC, 1.50%, 1/1/20	2,894,954	2,936,510
Trust 2011-15, Cl. DA, 4%, 3/1/41	2,809,808	3,003,236
Trust 2011-3, Cl. KA, 5%, 4/1/40	2,577,735	2,807,996
Trust 2011-6, Cl. BA, 2.75%, 6/1/20	2,386,212	2,478,644
Trust 2011-88, Cl. AB, 2.50%, 9/1/26	1,575,178	1,631,306
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 34.444%, 11/18/31[9]	1,471,604	277,372
Trust 2001-63, Cl. SD, 19.279%, 12/18/31[9]	41,418	7,533
Trust 2001-68, Cl. SC, 12.192%, 11/25/31[9]	27,113	5,178
Trust 2001-81, Cl. S, 25.477%, 1/25/32[9]	381,986	80,629
Trust 2002-28, Cl. SA, 36.235%, 4/25/32[9]	302,421	58,689
Trust 2002-38, Cl. SO, 50.472%, 4/25/32[9]	308,449	56,881
Trust 2002-39, Cl. SD, 40.335%, 3/18/32[9]	479,899	103,408
Trust 2002-48, Cl. S, 31.538%, 7/25/32[9]	466,617	93,010
Trust 2002-52, Cl. SL, 74.331%, 9/25/32[9]	288,305	57,617
Trust 2002-53, Cl. SK, 39.02%, 4/25/32[9]	299,147	66,925
Trust 2002-56, Cl. SN, 34.007%, 7/25/32[9]	639,943	127,774
Trust 2002-65, Cl. SC, 64.212%, 6/25/26[9]	960,088	199,434
Trust 2002-77, Cl. IS, 45.032%, 12/18/32[9]	525,503	114,847
Trust 2002-77, Cl. SH, 41.129%, 12/18/32[9]	528,131	109,653
Trust 2002-89, Cl. S, 53.313%, 1/25/33[9]	3,125,642	681,160
Trust 2002-9, Cl. MS, 29.803%, 3/25/32[9]	543,837	106,885
Trust 2003-13, Cl. IO, 15.553%, 3/25/33[9]	2,378,597	462,523

7	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored Continued
Trust 2003-23, Cl. ES, 50.004%, 10/25/22[9]	$4,742,625	$287,139
Trust 2003-26, Cl. DI, 11.332%, 4/25/33[9]	1,422,279	319,458
Trust 2003-26, Cl. IK, 14.932%, 4/25/33[9]	249,251	55,984
Trust 2003-33, Cl. SP, 37.724%, 5/25/33[9]	1,754,218	275,962
Trust 2003-4, Cl. S, 32.093%, 2/25/33[9]	874,190	158,672
Trust 2003-46, Cl. IH, 99.999%, 6/1/23[9]	309,448	42,352
Trust 2004-56, Cl. SE, 16.515%, 10/25/33[9]	1,794,091	303,938
Trust 2005-14, Cl. SE, 41.703%, 3/25/35[9]	931,705	153,344
Trust 2005-40, Cl. SA, 59.461%, 5/25/35[9]	5,316,740	1,041,474
Trust 2005-40, Cl. SB, 70.059%, 5/25/35[9]	2,430,969	531,209
Trust 2005-5, Cl. SD, 11.403%, 1/25/35[9]	331,095	52,104
Trust 2005-71, Cl. SA, 65.899%, 8/25/25[9]	2,407,565	344,938
Trust 2006-51, Cl. SA, 14.088%, 6/25/36[9]	20,127,291	2,743,120
Trust 2006-60, Cl. DI, 41.455%, 4/25/35[9]	1,359,999	185,216
Trust 2006-90, Cl. SX, 99.999%, 9/25/36[9]	5,549,514	1,261,083
Trust 2007-77, Cl. SB, 40.042%, 12/25/31[9]	2,319,313	80,376
Trust 2007-84, Cl. DS, 12.147%, 8/25/37[9]	544,793	95,991
Trust 2007-88, Cl. XI, 41.31%, 6/25/37[9]	13,321,254	2,242,829
Trust 2008-46, Cl. EI, 12.785%, 6/25/38[9]	1,848,156	329,222
Trust 2008-55, Cl. SA, 22.565%, 7/25/38[9]	2,124,414	341,752
Trust 2009-8, Cl. BS, 18.395%, 2/25/24[9]	2,180,589	216,505
Trust 2010-95, Cl. DI, 8.396%, 11/1/20[9]	5,092,219	382,210
Trust 2011-84, Cl. IG, 5.068%, 8/1/13[9]	15,569,500	273,442
Trust 221, Cl. 2, 38.31%, 5/1/23[9]	464,998	99,685
Trust 247, Cl. 2, 28.114%, 10/1/23[9]	200,881	46,445
Trust 252, Cl. 2, 25.795%, 11/1/23[9]	53,424	11,467
Trust 254, Cl. 2, 12.627%, 1/1/24[9]	157,018	33,488

8	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored Continued
Trust 2682, Cl. TQ, 99.999%, 10/15/33[9]	$2,222,165	$419,826
Trust 2981, Cl. BS, 99.999%, 5/15/35[9]	4,006,279	724,245
Trust 301, Cl. 2, 1.081%, 4/1/29[9]	604,071	96,979
Trust 303, Cl. IO, 30.121%, 11/1/29[9]	425,196	86,394
Trust 313, Cl. 2, 9.896%, 6/1/31[9]	4,997,041	821,359
Trust 319, Cl. 2, 4.955%, 2/1/32[9]	1,648,412	255,940
Trust 321, Cl. 2, 4.398%, 4/1/32[9]	2,700,247	416,501
Trust 324, Cl. 2, 0%, 7/1/32[9,10]	1,166,009	181,233
Trust 328, Cl. 2, 0%, 12/1/32[9,10]	1,212,651	230,782
Trust 331, Cl. 5, 0.843%, 2/1/33[9]	2,347,916	494,943
Trust 332, Cl. 2, 0%, 3/1/33[9,10]	5,814,838	1,074,923
Trust 334, Cl. 10, 2.376%, 2/1/33[9]	2,006,745	395,648
Trust 334, Cl. 12, 0%, 2/1/33[9,10]	2,957,584	568,996
Trust 338, Cl. 2, 0%, 7/1/33[9,10]	6,517,351	876,865
Trust 339, Cl. 7, 0%, 7/1/33[9,10]	6,646,907	917,677
Trust 345, Cl. 9, 0%, 1/1/34[9,10]	2,084,122	259,906
Trust 351, Cl. 10, 0%, 4/1/34[9,10]	829,406	121,979
Trust 351, Cl. 8, 0%, 4/1/34[9,10]	1,387,428	197,670
Trust 356, Cl. 10, 0%, 6/1/35[9,10]	1,117,674	156,113
Trust 356, Cl. 12, 0%, 2/1/35[9,10]	547,565	76,804
Trust 362, Cl. 13, 0%, 8/1/35[9,10]	73,568	12,117
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, 21.422%, 9/15/22[9]	7,907,970	128,574
Series 1995-2B, Cl. 2IO, 25.082%, 6/15/25[9]	592,693	10,817
Series 1995-3, Cl. 1IO, 13.531%, 9/15/25[9]	19,066,834	119,400

		1,414,386,230

GNMA/Guaranteed—0.2%
Government National Mortgage Assn.:
1.625%, 7/1/27[7]	5,268	5,453
5%, 11/1/34	599,122	629,811
7%, 1/29/28-2/8/30	1,083,681	1,299,202
8%, 1/29/28-9/29/28	482,490	534,550
11%, 11/8/19	5,857	6,365
12%, 12/9/13-9/1/15	10,087	11,292
12.50%, 12/29/13-11/29/15	152,137	160,834
13%, 10/30/15	299,419	322,498
13.50%, 6/30/15	323,732	348,194

9	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
GNMA/Guaranteed Continued
Government National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29	$4,711,134	$5,748,582
Series 2000-12, Cl. ZA, 8%, 2/16/30	2,368,825	2,851,690
Series 2000-7, Cl. Z, 8%, 1/16/30	2,095,957	2,522,026
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 66.40%, 7/16/28[9]	970,469	214,599
Series 1998-6, Cl. SA, 80.548%, 3/16/28[9]	588,656	133,798
Series 2007-17, Cl. AI, 22.033%, 4/16/37[9]	2,711,011	539,129
Series 2010-111, Cl. GI, 28.396%, 9/1/13[9]	37,934,665	684,357
Series 2011-52, Cl. HS, 9.436%, 4/16/41[9]	4,739,446	1,214,595

		17,226,975

Other Agency—0.2%
NCUA Guaranteed Notes Trust 2010-C1, Gtd. Nts.:
Series 2010-C1, Cl. A1, 1.60%, 10/29/20	1,842,898	1,867,593
Series 2010-C1, Cl. A2, 2.90%, 10/29/20	3,855,000	4,110,394
Series 2010-C1, Cl. APT, 2.65%, 10/29/20	4,282,595	4,479,594
NCUA Guaranteed Notes Trust 2010-R1, Gtd. Nts., Series 2010-R1, Cl. 1A, 0.689%, 10/7/20[7]	3,483,185	3,490,256
NCUA Guaranteed Notes Trust 2010-R3, Gtd. Nts.:
Series 2010-R3, Cl. 2A, 0.799%, 12/8/20[7]	1,192,853	1,197,887
Series 2010-R3, Cl. 3A, 2.40%, 12/8/20	2,795,999	2,863,718

		18,009,442

Non-Agency—12.6%
Commercial—8.0%
Banc of America Commercial Mortgage Trust 2006-1, Commercial Mtg. Pass-Through Certificates, Series 2006-1, Cl. AJ, 5.46%, 9/1/45	6,000,000	5,568,381

10	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Commercial Continued
Banc of America Commercial Mortgage Trust 2006-3, Commercial Mtg. Pass-Through Certificates, Series 2006-3, Cl. AM, 6.053%, 7/10/44[7]	$24,665,000	$24,071,165
Banc of America Commercial Mortgage Trust 2006-5, Commercial Mtg. Pass-Through Certificates, Series 2006-5, Cl. AM, 5.448%, 9/1/47	15,065,000	14,681,084
Banc of America Commercial Mortgage Trust 2007-1, Commercial Mtg. Pass-Through Certificates, Series 2007-1, Cl. AMFX, 5.482%, 1/1/49	8,000,000	8,205,988
Banc of America Commercial Mortgage Trust 2007-5, Commercial Mtg. Pass-Through Certificates, Series 2007-5, Cl. AM, 5.772%, 2/1/51	27,490,000	28,009,740
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2007-3, Cl. AM, 5.805%, 6/1/49[7]	14,315,000	14,144,265
Series 2007-3, Cl. A4, 5.805%, 6/1/49[7]	1,810,000	2,054,138
Series 2008-1, Cl. AM, 6.438%, 2/10/51[7]	8,165,000	8,563,023
BCAP LLC Trust, Mtg. Pass-Through Certificates:
Series 2012-RR6, Cl. 1A5, 2.243%, 11/1/36[5,7]	935,000	922,144
Series 2012-RR2, Cl. 6A3, 2.762%, 9/1/35[3,7]	3,429,166	3,391,590
Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through Certificates, Series 2007-4, Cl. 22A1, 5.569%, 6/1/47[7]	19,079,356	14,194,440
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR13, Commercial Mtg. Pass-Through Certificates, Series 2006-PWR13, Cl. AJ, 5.611%, 9/1/41	24,370,000	20,803,158
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17, Commercial Mtg. Pass-Through Certificates:
Series 2007-PWR17, Cl. AJ, 5.897%, 6/1/50[7]	27,600,000	21,626,256
Series 2007-PWR17, Cl. AM, 5.915%, 6/1/50[7]	13,340,000	14,132,936
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18, Commercial Mtg. Pass-Through Certificates, Series 2007-PWR18, Cl. AM, 6.084%, 6/13/50	7,657,000	8,253,924

11	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Commercial Continued
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, 0%, 6/15/24[5,9,10]	$872,568	$42,581
CD 2007-CD5 Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD5, Cl. AM, 6.338%, 11/1/44[7]	9,071,000	9,841,477
CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-Through Certificates, Series 2005-17, Cl. 1A8, 5.50%, 9/1/35	7,530,407	7,353,770
CHL Mortgage Pass-Through Trust 2005-HYB8, Mtg. Pass-Through Certificates, Series 2005-HYB8, Cl. 4A1, 4.891%, 12/20/35[7]	411,667	292,559
CHL Mortgage Pass-Through Trust 2007-J3, Mtg. Pass-Through Certificates, Series 2007-J3, Cl. A9, 6%, 7/1/37	29,891,742	21,882,504
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg. Pass-Through Certificates, Series 2008-C7, Cl. AM, 6.276%, 12/1/49[7]	21,955,000	21,452,670
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A4, 5.322%, 12/1/49	3,190,000	3,558,021
Credit Suisse Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-C3, Cl. A4, 5.869%, 6/1/39[7]	4,210,000	4,523,776
CSMC Mortgage-Backed Trust 2006-C1, Mtg. Pass-Through Certificates, Series 2006-C1, Cl. AJ, 5.593%, 2/1/39[7]	9,225,000	8,930,649
DBUBS Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2011-LC1, Cl. E, 5.728%, 11/1/46[3,7]	9,405,000	8,241,404
Deutsche Alt-B Securities, Inc., Mtg. Pass-Through Certificates, Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36	1,973,608	1,162,265
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.885%, 9/1/20[3,9]	20,309,194	1,379,461
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series 1997-CF2, Cl. B30C, 6.99%, 10/15/30[5,7]	27,008,392	5,180,210

12	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Commercial Continued
FDIC Trust, Commerical Mtg. Pass-Through Certificates, Series 2012-C1, Cl. A, 0.841%, 5/1/35[5]	$5,765,000	$5,764,308
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	1,865,084	1,169,831
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates, Series 1998-C1, Cl. F, 7.111%, 5/15/30[7]	2,000,000	2,006,022
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2006-GG7, Commercial Mtg. Pass-Through Certificates, Series 2006-GG7, Cl. AJ, 6.071%, 7/10/38[7]	14,200,000	12,646,456
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through Certificates:
Series 2007-GG11, Cl. A4, 5.736%, 12/1/49	10,834,000	12,051,752
Series 2007-GG11, Cl. AM, 5.867%, 12/1/49	24,450,000	24,074,436
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. AM, 5.475%, 3/1/39	8,365,000	8,329,926
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2011-GC3, Cl. D, 5.728%, 3/1/44[3,7]	11,396,000	9,900,349
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35	1,591,963	1,560,552
IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg. Pass-Through Certificates, Series 2005-AR23, Cl. 6A1, 5.009%, 11/1/35[7]	5,704,219	4,179,889
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47	8,605,000	9,761,766
Series 2007-CB18, Cl. AM, 5.466%, 6/1/47	20,139,000	20,900,798
Series 2007-CB15, Cl. AJ, 5.502%, 6/1/47	30,690,000	22,515,166

13	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Commercial Continued
Series 2006-CIBC15, Cl. AM, 5.855%, 6/1/43	$12,893,000	$12,837,115
JPMorgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, Commercial Mtg. Pass-Through Certificates, Series 2006-CIBC16, Cl. AJ, 5.623%, 5/1/45	8,030,000	6,044,599
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7, Commercial Mtg. Pass-Through Certificates, Series 2006-LDP7, 6.064%, 4/1/45[7]	440,000	476,168
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19, Commercial Mtg. Pass-Through Certificates, Series 2007-CB19, Cl. AM, 5.924%, 2/1/49[7]	25,504,000	25,768,553
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LDP11, Commercial Mtg. Pass-Through Certificates, Series 2007-LDP11, Cl. ASB, 6.009%, 6/1/49[7]	2,022,209	2,183,535
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through Certificates, Series 2006-A7, Cl. 2A2, 2.72%, 1/1/37[7]	958,177	678,088
LB-UBS Commercial Mortgage Trust 2006-C3, Commercial Mtg. Pass-Through Certificates, Series 2006-C3, Cl. AJ, 5.72%, 3/11/39	3,675,000	3,333,841
LB-UBS Commercial Mortgage Trust 2007-C6, Commercial Mtg. Pass-Through Certificates:
Series 2007-C6, Cl. A4, 5.858%, 7/11/40	4,125,000	4,731,854
Series 2007-C6, Cl. AM, 6.114%, 7/11/40	14,600,000	14,745,774
LB-UBS Commercial Mortgage Trust 2008-C1, Commercial Mtg. Pass-Through Certificates, Series 2008-C1, Cl. AM, 6.315%, 4/11/41[7]	6,930,000	7,322,529
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/1/24[3]	198,699	177,670
Lehman Structured Securities Corp., Mtg.-Backed Security, 6%, 5/1/29	1,304,775	264,812
Merrill Lynch Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through Certificates, Series 2006-C1, Cl. AJ, 5.848%, 5/1/39[7]	11,155,000	9,977,439

14	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Commercial Continued
ML-CFC Commercial Mortgage Trust 2006-3, Commercial Mtg. Pass-Through Certificates:
Series 2006-3, Cl. AM, 5.456%, 7/12/46	$3,602,000	$3,659,913
Series 2006-3, Cl. AJ, 5.485%, 7/1/46	21,180,000	17,960,026
Morgan Stanley Capital I Trust 2006-IQ12, Commercial Mtg. Pass-Through Certificates, Series 2006-IQ12, Cl. AJ, 5.399%, 12/1/43	27,580,000	17,787,307
Morgan Stanley Capital I Trust 2007-IQ15, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ15, Cl. AM, 6.076%, 6/1/49[7]	22,125,000	22,084,290
Morgan Stanley Capital I Trust 2007-IQ16, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ16, Cl. AM, 6.309%, 12/1/49[7]	7,833,000	8,442,983
RALI Series 2005-QA4 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2005-QA4, Cl. A32, 3.477%, 4/25/35[7]	300,572	58,542
Residential Asset Securitization Trust 2006-A12, Mtg. Pass-Through Certificates, Series 2006-A12, Cl. 1A, 6.25%, 11/1/36	1,790,072	1,199,971
Sequoia Mortgage Trust, Mtg. Pass-Through Certificates, Series 2012-2, Cl. A2, 3.50%, 3/1/42	1,956,677	2,013,715
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 2A1, 5.815%, 2/1/37[7]	17,259,478	12,492,721
Wachovia Bank Commercial Mortgage Trust 2006-C23, Commercial Mtg. Pass-Through Certificates, Series 2006-C23, Cl. AJ, 5.515%, 1/1/45	16,865,000	16,072,581
Wachovia Bank Commercial Mortgage Trust 2006-C25, Commercial Mtg. Pass-Through Certificates, Series 2006-C25, Cl. AJ, 5.922%, 5/1/43[7]	19,685,000	18,533,900
Wachovia Bank Commercial Mortgage Trust 2007-C33, Commercial Mtg. Pass-Through Certificates, Series 2007-C33, Cl. A4, 6.097%, 2/1/51[7]	16,020,000	18,018,727
WaMu Mortgage Pass-Through Certificates 2006-AR15 Trust, Mtg. Pass-Through Certificates, Series 2006-AR15, Cl. 1A, 0.987%, 11/1/46[7]	2,958,887	1,996,367

15	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Commercial Coninuted
WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust, Mtg. Pass-Through Certificates, Series 2007-OA3, Cl. 5A, 2.413%, 4/1/47[7]	$2,060,468	$1,193,587
Wells Fargo Mortgage-Backed Securities 2004-W Trust, Mtg. Pass-Through Certificates, Series 2004-W, Cl. B2, 2.607%, 11/1/34[7]	1,310,637	44,028
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg. Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 2.61%, 2/1/35[7]	9,547,095	8,916,238
Wells Fargo Mortgage-Backed Securities 2007-AR3 Trust, Mtg. Pass-Through Certificates, Series 2007-AR3, Cl. A4, 5.749%, 4/1/37[7]	8,030,916	7,001,839
WFRBS Commercial Mortgage Trust 2011-C3, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 9.116%, 3/1/44[9]	25,176,606	2,157,006
WFRBS Commercial Mortgage Trust 2012-C7, Commercial Mtg. Pass-Through Certificates, Series 2012-C7, Cl. C, 4.851%, 6/1/45[7]	8,205,000	7,490,359

		672,990,907

Multifamily—0.6%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2006-2, Cl. AJ, 5.954%, 5/1/45[7]	10,705,000	9,607,325
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg. Pass-Through Certificates, Series 2006-AR3, Cl. 1A2A, 5.625%, 6/1/36[7]	20,753,302	17,969,900
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through Certificates, Series 2007-A3, Cl. 3A2M, 5.133%, 5/1/37[7]	16,170,981	13,828,824
Wells Fargo Mortgage-Backed Securities 2005-AR15 Trust, Mtg. Pass-Through Certificates, Series 2005-AR15, Cl. 1A2, 5.077%, 9/1/35[7]	1,488,462	1,310,385
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A3, 2.622%, 3/1/36[7]	8,875,309	7,707,549
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 2.668%, 3/25/36[7]	4,511,485	3,834,199

		54,258,182

16	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Other—0.1%
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39	$8,605,000	$9,580,557
Residential—3.9%
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 1.205%, 5/25/34[7]	4,625,802	3,977,818
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates, Series 2006-M3, Cl. A2B, 0.345%, 9/25/36[7]	1,479,303	473,271
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2007-4, Cl. AM, 5.984%, 2/1/51[7]	23,790,000	23,928,018
Banc of America Funding 2007-C Trust, Mtg. Pass-Through Certificates, Series 2007-C, Cl. 1A4, 5.532%, 5/1/36[7]	7,545,000	6,753,613
Bear Stearns ARM Trust 2004-2, Mtg. Pass-Through Certificates, Series 2004-2, Cl. 12A2, 2.972%, 5/1/34[7]	7,308,874	6,279,463
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates, Series 2003-2, Cl. 2A2, 0.805%, 2/25/33[7]	23,548	20,622
CHL Mortgage Pass-Through Trust 2005-24, Mtg. Pass-Through Certificates, Series 2005-24, Cl. A35, 5.50%, 11/1/35	205,046	204,023
CHL Mortgage Pass-Through Trust 2005-26, Mtg. Pass-Through Certificates, Series 2005-26, Cl. 1A8, 5.50%, 11/1/35	5,402,021	4,931,413
CHL Mortgage Pass-Through Trust 2005-29, Mtg. Pass-Through Certificates, Series 2005-29, Cl. A1, 5.75%, 12/1/35	19,690,296	17,304,600
CHL Mortgage Pass-Through Trust 2005-30, Mtg. Pass-Through Certificates, Series 2005-30, Cl. A5, 5.50%, 1/1/36	4,567,682	4,423,805
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-Through Certificates, Series 2005-J4, Cl. A7, 5.50%, 11/1/35	4,854,617	4,837,985

17	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Residential Continued
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36	$941,304	$852,996
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 1A1, 3.253%, 6/1/47[7]	5,392,427	3,958,287
Citigroup Mortgage Loan Trust, Inc. 2005-2, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 1A3, 2.653%, 5/1/35[7]	6,126,252	5,567,556
Citigroup Mortgage Loan Trust, Inc. 2005-3, Mtg. Pass-Through Certificates, Series 2005-3, Cl. 2A4, 4.353%, 8/1/35[7]	12,121,919	8,265,288
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 1A2, 2.974%, 3/1/36[7]	15,002,517	11,126,287
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. AMFX, 5.366%, 12/1/49	23,105,000	22,649,115
Countrywide Alternative Loan Trust 2006-43CB, Mtg. Pass-Through Certificates, Series 2006-43CB, Cl.1A10, 6%, 2/1/37	24,522,554	16,705,855
Countrywide Alternative Loan Trust 2007-19, Mtg. Pass-Through Certificates, Series 2007-19, Cl. 1A4, 6%, 8/1/37	9,296,771	6,462,236
Countrywide Home Loans, Asset-Backed Certificates, Series 2005-16, Cl. 2AF2, 5.331%, 5/1/36[7]	1,178,054	915,888
CSMC Mortgage-Backed Trust 2007-3, Mtg. Pass-Through Certificates, Series 2007-3, Cl. 2A10, 6%, 4/1/37	4,511,469	3,785,887
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates, Series 2006-25, Cl. 2A2, 0.365%, 6/25/47[7]	6,407,147	6,313,318
CWHEQ Revolving Home Equity Loan Trust, Asset-Backed Certificates:
Series 2006-H, Cl. 2A1A, 0.392%, 11/15/36[7]	171,034	45,469
Series 2005-G, Cl. 2A, 0.472%, 12/15/35[7]	420,578	230,852

18	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Residential Continued
GSR Mortgage Loan Trust 2005-AR6, Mtg. Pass-Through Certificates, Series 2005-AR6, Cl. 1A4, 2.655%, 9/1/35[7]	$15,339,202	$14,769,274
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36	1,512,103	1,377,146
Home Equity Mortgage Trust 2005-1, Mtg. Pass-Through Certificates, Series 2005-1, Cl. M6, 5.863%, 6/1/35	2,774,000	1,571,110
JPMorgan Alternative Loan Trust 2006-S4, Mtg. Pass-Through Certificates, Series 2006-S4, Cl. A6, 5.71%, 12/1/36	5,405,532	4,696,480
JPMorgan Mortgage Trust 2007-A1, Mtg. Pass-Through Certificates, Series 2007-A1, Cl. 7A1, 3.414%, 7/1/35[7]	6,992,617	6,180,918
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg. Pass-Through Certificates, Series 2007-C7, Cl. AM, 6.367%, 9/11/45[7]	27,890,000	28,296,873
Lehman Mortgage Trust, Mtg. Pass-Through Certificates, Series 2006-1, Cl. 1A3, 5.50%, 2/1/36	1,282,222	956,648
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through Certificates, Series 2006-WMC3, Cl. A3, 0.345%, 8/25/36[7]	5,106,268	1,634,828
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through Certificates, Series MLCC 2006-3, Cl. 2A1, 2.563%, 10/25/36[7]	7,215,155	6,637,842
Merrill Lynch Mortgage Loans, Inc., Mtg. Pass-Through Certificates, Series 2005-A1, Cl. 2A1, 2.551%, 12/25/34[7]	309,424	309,606
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29[4,5]	4,475,119	391,573
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. A3, 5.284%, 1/1/36[7]	897,348	608,464
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	18,339	19,069

19	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Residential Continued
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates:
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	$155,151	$102,237
Series 2006-QS13, Cl. 1A5, 6%, 9/25/36	6,063,415	3,995,487
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	2,848,664	1,759,791
Residential Asset Securitization Trust 2005-A14, Mtg. Pass-Through Certificates, Series 2005-A14, Cl. A1, 5.50%, 12/1/35	8,972,086	7,441,964
Residential Asset Securitization Trust 2005-A15, Mtg. Pass-Through Certificates, Series 2005-A15, Cl. 1A4, 5.75%, 2/1/36	13,668,232	10,739,280
Residential Asset Securitization Trust 2005-A6CB, Mtg. Pass-Through Certificates, Series 2005-A6CB, Cl. A7, 6%, 6/1/35	11,442,469	9,499,441
Terwin Mortgage Trust, Home Equity Asset-Backed Securities, Series 2006-4SL, Cl. A1, 2.848%, 5/1/37[3,6,7]	438,277	206,850
WaMu Mortgage Pass-Through Certificates 2005-AR12 Trust, Mtg. Pass-Through Certificates, Series 2007-AR12, Cl. 1A8, 2.451%, 10/1/35[7]	6,041,261	5,140,352
WaMu Mortgage Pass-Through Certificates 2006-AR10 Trust, Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 1A2, 2.506%, 9/1/36[7]	2,308,265	1,661,608
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 4A1, 2.713%, 2/1/37[7]	35,053,244	25,738,598
Series 2007-HY1, Cl. 5A1, 4.971%, 2/1/37[7]	21,275,448	15,259,007
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 3A1, 5.312%, 5/1/37[7]	3,635,659	3,234,017
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg. Pass-Through Certificates, Series 2007-HY6, Cl. 2A1, 5.056%, 6/25/37[7]	9,147,710	6,457,099

20	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount		Value
Residential Continued
WaMu Mortgage Pass-Through Certificates, Mtg. Pass-Through Certificates, Series 2006-AR18, Cl. 3A1, 4.885%, 1/1/37[7]	$2,868,712		$2,140,015
Wells Fargo Mortgage-Backed Securities 2005-9 Trust, Mtg. Pass-Through Certificates, Series 2005-9, Cl. 2A6, 5.25%, 10/25/35	2,064,584		2,089,009
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust, Mtg. Pass-Through Certificates, Series 2006-AR14, Cl. 1A2, 5.662%, 10/1/36[7]	8,545,459		7,729,765

			330,658,016

Total Mortgage-Backed Obligations (Cost $2,566,666,767)			2,517,110,309

U.S. Government Obligations—3.0%
Federal Home Loan Mortgage Corp. Nts.:
1%, 7/28/17	6,490,000		6,497,840
1.25%, 5/12/17	5,630,000		5,713,819
1.75%, 5/30/19	20,775,000		21,297,491
2.375%, 1/13/22	4,097,000		4,217,112
Federal National Mortgage Assn. Nts.:
1.125%, 4/27/17	26,932,000		27,229,383
4.375%, 10/15/15	10,660,000		11,974,325
5.375%, 6/12/17	18,790,000		22,801,139
U.S. Treasury Nts.:
2%, 2/15/22[11,12]	139,000,000		143,810,790
STRIPS, 0.891%, 8/15/16[11,13]	11,000,000		10,707,191

Total U.S. Government Obligations (Cost $247,801,059)			254,249,090

Foreign Government Obligations—29.7%
Argentina—0.1%
Argentina (Republic of) Bonds:
2.50%, 12/31/38[7]	16,300,000		5,297,500
6.976%, 10/3/15	3,250,000		2,468,838
Argentina (Republic of) Sr. Unsec. Bonds, Series X, 6.976%, 4/17/17	2,940,000		2,001,714

			9,768,052

Australia—0.4%
New South Wales Treasury Corp. Bonds:
Series 14, 5.50%, 8/1/14	3,130,000	AUD	3,372,583
Series 15, 6%, 4/1/25	2,290,000	AUD	2,513,933
Series 17, 5.50%, 3/1/17	2,235,000	AUD	2,502,713
Queensland Treasury Corp. Nts.:
Series 15, 6%, 10/14/15	4,580,000	AUD	5,101,325
Series 17, 6%, 9/14/17	3,660,000	AUD	4,179,691
Series 21, 6%, 6/14/21	4,500,000	AUD	5,328,247

21	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount		Value
Australia Continued
Series 24, 5.75%, 7/22/24	3,820,000	AUD	$4,284,344
Victoria Treasury Corp. Nts., Series 1116, 5.75%, 11/15/16	5,575,000	AUD	6,243,870
Western Australia Treasury Corp. Nts., Series 15, 7%, 4/15/15	2,295,000	AUD	2,585,962

			36,112,668

Austria—0.1%
Austria (Republic of) Bonds, 6.25%, 7/15/27	2,955,000	EUR	5,243,001
Belgium—0.1%
Belgium (Kingdom of) Bonds, Series 58, 3.75%, 9/28/20	9,195,000	EUR	12,344,666
Brazil—3.0%
Brazil (Federative Republic of) Nota Do Tesouro Nacional Nts.:
9.762%, 1/1/17	243,762,000	BRR	124,347,967
9.762%, 1/1/21	94,893,000	BRR	47,403,711
12.681%, 5/15/45[14]	12,885,000	BRR	16,729,946
Series NTNB, 12.205%, 8/15/50[14]	11,715,000	BRR	15,417,190
Series NTNB, 12.681%, 5/15/15[14]	40,765,000	BRR	46,746,185

			250,644,999

Canada—0.2%
Canada (Government of) Nts., 3.75%, 6/1/19	6,750,000	CAD	7,625,027
Canada (Government of) Treasury Bills, Series 364, 0.896%, 7/5/12[13]	6,670,000	CAD	6,550,502

			14,175,529

Colombia—0.5%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28[3]	8,523,000,000	COP	6,666,485
Colombia (Republic of) Sr. Unsec. Bonds, 6.125%, 1/18/41	25,615,000		33,427,575

			40,094,060

Croatia—0.1%
Croatia (Republic of) Unsec. Nts., 6.25%, 4/27/17[3]	9,220,000		9,208,383
Denmark—0.1%
Denmark (Kingdom of) Bonds, 4%, 11/15/19	20,305,000	DKK	4,179,618
Finland—0.0%
Finland (Republic of) Sr. Unsec. Unsub. Nts., 3.875%, 9/15/17	2,110,000	EUR	3,036,803

22	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount		Value
France—0.5%
Caisse D’Amortissement de la Dette Sociale Bonds, 1.625%, 7/6/15[5,8]	$2,285,000		$2,284,406
France (Republic of) Bonds:
3.25%, 10/25/21	5,975,000	EUR	7,982,462
3.75%, 4/25/17	7,095,000	EUR	9,922,818
3.75% 10/25/19	8,815,000	EUR	12,348,987
4%, 4/25/60	1,890,000	EUR	2,586,198
4.50%, 4/25/41	2,345,000	EUR	3,467,938

			38,592,809

Germany—0.1%
Germany (Federal Republic of) Bonds:
2.25%, 9/4/21	2,230,000	EUR	3,008,728
2.50%, 7/4/44	2,615,000	EUR	3,425,428

			6,434,156

Ghana—0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17[3]	4,475,000		4,978,438
Hungary—2.1%
Hungary (Republic of) Bonds:
4.75%, 2/3/15	3,480,000		3,358,200
6.75%, 11/24/17	2,681,000,000	HUF	11,437,387
Sereis 23A, 6%, 11/24/23	264,000,000	HUF	1,016,987
Series 13/D, 6.75%, 2/12/13	11,723,000,000	HUF	51,730,836
Series 14/D, 6.75%, 8/22/14	1,608,000,000	HUF	7,043,025
Series 15C, 7.75%, 8/24/15	2,114,000,000	HUF	9,452,183
Series 15/A, 8%, 2/12/15	850,000,000	HUF	3,826,767
Series 16/C, 5.50%, 2/12/16	1,122,000,000	HUF	4,687,366
Series 17/B, 6.75%, 2/24/17	2,417,000,000	HUF	10,354,894
Series 19/A, 6.50%, 6/24/19	1,317,000,000	HUF	5,491,184
Series 20/A, 7.50%, 11/12/20	1,622,000,000	HUF	7,098,656
Series 22A, 7%, 6/24/22	687,000,000	HUF	2,895,611
Hungary (Republic of) Sr. Unsec. Bonds, 7.625%, 3/29/41	2,885,000		2,834,513
Hungary (Republic of) Sr. Unsec. Nts., 5.75%, 6/11/18	3,155,000	EUR	3,718,364
Hungary (Republic of) Sr. Unsec. Unsub. Nts., 6.375%, 3/29/21	7,940,000		7,773,260
Hungary (Republic of) Treasury Bills:
7.195%, 8/22/12[13]	654,000,000	HUF	2,870,338
7.275%, 9/5/12[13]	1,170,000,000	HUF	5,117,133
7.31%, 12/27/12[13]	7,687,000,000	HUF	33,031,171

			173,737,875

23	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount		Value
Indonesia—0.5%
Indonesia (Republic of) Nts., 5.25%, 1/17/42[3]	$11,615,000		$12,210,269
Indonesia (Republic of) Sr. Unsec. Bonds, 4.875%, 5/5/21[3]	5,220,000		5,709,375
Indonesia (Republic of) Sr. Unsec. Nts., 7.75%, 1/17/38[3]	5,475,000		7,569,188
Indonesia (Republic of) Unsec. Nts.:
3.75%, 4/25/22[3]	8,555,000		8,576,388
8.50%, 10/12/35[3]	3,210,000		4,726,725

			38,791,945

Israel—0.2%
Israel (State of) Sr. Unsec. Bonds, 4%, 6/30/22	12,800,000		13,283,213
Italy—0.5%
Buoni Poliennali Del Tesoro Bonds, 4.50%, 3/1/19	9,890,000	EUR	11,946,061
Italy (Republic of) Bonds:
3%, 4/1/14	2,250,000	EUR	2,822,751
4%, 9/1/20	5,635,000	EUR	6,482,439
5%, 3/1/22	1,785,000	EUR	2,160,794
5%, 9/1/40	3,730,000	EUR	3,975,141
Series EU, 1.853%, 10/15/17[7]	2,295,000	EUR	2,406,456
Italy (Republic of) Nts., 1.50%, 3/1/14[7]	920,000	EUR	1,120,020
Italy (Republic of) Sr. Unsec. Nts., 4.50%, 6/8/15	448,000,000	JPY	5,628,777
Italy (Republic of) Treasury Bonds:
4.75%, 9/15/16	1,830,000	EUR	2,316,467
5.75%, 2/1/33	1,590,000	EUR	1,900,933

			40,759,839

Ivory Coast—0.0%
Ivory Coast Bonds, 3.75%, 12/31/32	3,055,000		2,291,250
Japan—2.0%
Japan Bonds:
2 yr., 0.10%, 5/15/14	3,529,000,000	JPY	44,146,605
5 yr., 0.30%, 3/20/17	1,991,000,000	JPY	25,025,153
10 yr., 1.10%, 3/20/21	840,000,000	JPY	10,883,945
20 yr., Series 112, 2.10%, 6/20/29	2,550,000,000	JPY	34,697,163
30 yr., 2%, 3/20/42	1,550,000,000	JPY	19,811,379
Japan Sr. Unsec. Bonds, Series 134, 1.80%, 3/20/32	1,235,000,000	JPY	15,816,575
Japan Sr. Unsec. Unsub. Bonds, 10 yr., Series 307, 1.30%, 3/20/20	1,567,000,000	JPY	20,725,548

			171,106,368

Latvia—0.1%
Latvia (Republic of) Nts., 5.25%, 2/22/17[3]	9,795,000		10,137,825
Lithuanua—0.1%
Lithuania (Republic of) Sr. Unsec. Bonds, 6.625%, 2/1/22[3]	9,050,000		10,396,188
Malaysia—0.2%
Malaysia (Government of) Sr. Unsec. Bonds, Series 1/06, 4.262%, 9/15/16	8,050,000	MYR	2,646,857
Wakala Global Sukuk Bhd Bonds, 4.646%, 7/6/21[3]	9,250,000		10,188,718

			12,835,575

24	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount		Value
Mexico—5.0%
United Mexican States Bonds:
4.592%, 11/29/12[13]	390,770,000	MXN	$28,747,727
21.301%, 12/18/14[14]	66,230,000	MXN	25,868,869
Series M, 6.50%, 6/10/21[7]	450,540,000	MXN	36,697,882
Series M20, 7.50%, 6/3/27[7]	609,410,000	MXN	51,978,863
Series M10, 7.75%, 12/14/17	278,745,000	MXN	23,733,665
Series M, 8%, 6/11/20	294,300,000	MXN	26,164,300
Series M20, 8.50%, 5/31/29[7]	196,000,000	MXN	17,974,633
Series MI10, 9%, 12/20/12[7]	1,303,900,000	MXN	99,877,956
United Mexican States Treasury Bills:
4.568%, 12/13/12[13]	588,270,000	MXN	43,201,333
4.586%, 10/18/12[13]	941,900,000	MXN	69,656,978

			423,902,206

Nigeria—0.1%
Nigeria (Federal Republic of) Treasury Bills:
15.149%, 3/7/13[13]	140,000,000	NGN	768,856
15.205%, 3/28/13[13]	520,000,000	NGN	2,825,190
Series 364, 15.455%, 2/21/13[13]	650,000,000	NGN	3,592,805
Series 364, 15.572%, 4/25/13[13]	391,000,000	NGN	2,100,828

			9,287,679

Panama—0.2%
Panama (Republic of) Bonds:
6.70%, 1/26/36	5,215,000		7,066,325
8.875%, 9/30/27	4,025,000		6,268,938
9.375%, 4/1/29	4,090,000		6,707,600

			20,042,863

25	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount		Value
Peru—1.1%
Peru (Republic of) Bonds, 7.35%, 7/21/25	$13,680,000		$19,288,800
Peru (Republic of) Sr. Unsec. Bonds:
6.95%, 8/12/31[3]	52,690,000	PEN	22,959,833
8.20%, 8/12/26[3]	33,300,000	PEN	15,994,119
Peru (Republic of) Sr. Unsec. Nts., 7.84%, 8/12/20[3]	43,645,000	PEN	19,455,633
Peru (Republic of) Sr. Unsec. Unsub. Bonds, 5.625%, 11/18/50	9,240,000		11,249,700

			88,948,085

Philippines—0.1%
Philippines (Republic of the) Sr. Unsec. Bonds, 5%, 1/13/37	4,225,000		4,615,813
Philippines (Republic of the) Sr. Unsec. Unsub. Bonds, 6.375%, 10/23/34	3,285,000		4,213,013

			8,828,826

Poland—1.0%
Poland (Republic of) Bonds:
5.25%, 10/25/20	54,860,000	PLZ	16,688,150
Series WS0922, 5.75%, 9/23/22	46,210,000	PLZ	14,477,511
Series 0415, 5.50%, 4/25/15	7,905,000	PLZ	2,428,917
Series 0416, 5%, 4/25/16	60,720,000	PLZ	18,471,244
Series 1017, 5.25%, 10/25/17	55,605,000	PLZ	17,063,783
Poland (Republic of) Sr. Unsec. Nts.:
5%, 3/23/22	3,110,000		3,410,115
5.125%, 4/21/21	11,770,000		13,041,160

			85,580,880

Qatar—0.2%
Qatar (State of) Sr. Nts., 5.25%, 1/20/20[3]	7,130,000		8,256,540
Qatar (State of) Sr. Unsec. Nts.:
5.75%, 1/20/42[3]	5,400,000		6,466,500
6.40%, 1/20/40[3]	3,100,000		3,960,250

			18,683,290

Romania—0.2%
Romania Sr. Unsec. Bonds, 6.75%, 2/7/22[3]	20,030,000		20,956,388
Russia—1.3%
Russian Federation Bonds:
7.50%, 3/15/18[7]	314,200,000	RUR	9,493,063
7.50%, 2/27/19[7]	344,900,000	RUR	10,335,419

26	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount		Value
Russia—Continued
7.60%, 4/14/21[7]	466,000,000	RUR	$13,899,602
Series 6206, 7.40%, 6/14/17	1,388,300,000	RUR	42,202,220
Russian Federation Unsec. Bonds:
4.50%, 4/4/22[3]	6,165,000		6,473,928
5.625%, 4/4/42[3]	12,280,000		13,167,844
Series 9, 7.90%, 3/18/21[7]	157,400,000	RUR	4,706,994
Vnesheconombank Via VEB Finance plc Sr. Unsec. Nts., 6.025%, 7/15/20[5,8]	8,335,000		8,402,722

			108,681,792

Singapore—0.0%
Singapore (Republic of) Sr. Unsec. Bonds, 2.375%, 4/1/17	2,440,000	SGD	2,102,811
Slovakia—0.1%
Slovakia (Republic of) Bonds, 4.375%, 5/21/22[3]	9,215,000		9,122,850
South Africa—2.5%
South Africa (Republic of) Bonds:
Series R209, 6.25%, 3/31/36	242,790,000	ZAR	22,755,576
Series R208, 6.75%, 3/31/21	319,050,000	ZAR	37,725,717
Series R213, 7%, 2/28/31	310,840,000	ZAR	33,240,121
Series R207, 7.25%, 1/15/20	441,410,000	ZAR	54,337,822
Series R186, 10.50%, 12/21/26	373,965,000	ZAR	55,606,305
South Africa (Republic of) Sr. Unsec. Nts., 4.665%, 1/17/24	8,245,000		8,966,438

			212,631,979

Spain—0.1%
Spain (Kingdom of) Sr. Unsec. Bonds, 4.30%, 10/31/19	2,750,000	EUR	3,123,697
Spain (Kingdom of) Sr. Unsub. Bonds, 4.70%, 7/30/41	1,835,000	EUR	1,699,384

			4,823,081

Sri Lanka—0.1%
Sri Lanka (Democratic Socialist Republic of) Sr. Unsec. Nts.:
6.25%, 10/4/20[3]	4,385,000		4,516,550
6.25% 7/27/21[3]	5,470,000		5,529,339

			10,045,889

The Netherlands—0.2%
Netherlands (Kingdom of the) Nts., 4.50%, 7/15/17	12,520,000	EUR	18,346,918

27	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount		Value
Turkey—5.0%
Turkey (Republic of) Bonds:
6.875%, 3/17/36	$9,110,000		$10,729,303
7%, 3/11/19	4,295,000		5,009,044
8.984%, 11/7/12[13]	353,200,000	TRY	189,220,284
9%, 3/5/14	55,700,000	TRY	31,214,791
9%, 3/8/17	123,860,000	TRY	69,891,695
9.50%, 1/12/22[7]	44,065,000	TRY	25,863,974
9.983%, 7/17/13[13]	86,835,000	TRY	43,943,744
10.50%, 1/15/20[7]	4,165,000	TRY	2,536,769
15.577%, 8/14/13[14]	8,410,000	TRY	6,835,183
Turkey (Republic of) Nts., 7.50%, 7/14/17	5,460,000		6,381,375
Turkey (Republic of) Unsec. Bonds, 6.25%, 9/26/22	14,960,000		16,979,600
Turkey (Republic of) Unsec. Nts.:
5.125%, 3/25/22	4,175,000		4,357,656
6%, 1/14/41	8,100,000		8,555,625

			421,519,043

Ukraine—0.1%
Ukraine (Republic of) Bonds, 7.75%, 9/23/20[3]	2,980,000		2,714,780
Ukraine (Republic of) Sr. Unsec. Nts.:
6.75%, 11/14/17[3]	6,415,000		5,731,161
7.95%, 2/23/21[3]	4,235,000		3,883,495

			12,329,436

United Kingdom—0.4%
United Kingdom Treasury Bonds:
3.75%, 9/7/21	4,445,000	GBP	8,197,649
4%, 9/7/16	6,800,000	GBP	12,130,137
4.75%, 12/7/38	8,430,000	GBP	17,596,547

			37,924,333

Uruguay—0.3%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36	9,515,000		13,796,750
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22	8,305,000		11,730,813

			25,527,563

Venezuela—0.7%
Venezuela (Republic of) Bonds:
9%, 5/7/23	16,215,000		12,566,625
11.95%, 8/5/31	4,385,000		3,924,575
Venezuela (Republic of) Nts., 8.25%, 10/13/24	7,610,000		5,536,275
Venezuela (Republic of) Sr. Unsec. Unsub. Nts.:
7.75%, 10/13/19	5,575,000		4,306,688
12.75%, 8/23/22	3,965,000		3,826,225
Venezuela (Republic of) Unsec. Bonds:
7%, 3/31/38	6,765,000		4,464,900
7.65%, 4/21/25	12,855,000		8,934,225
Venezuela (Republic of) Unsec. Nts., 13.625%, 8/15/18[3]	17,155,000		16,726,125

			60,285,638

Total Foreign Government Obligations (Cost $2,499,459,096)			2,507,724,810

28	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Loan Participations—0.9%
Atlantic Broadband Finance LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 9/20/19[7]	$2,485,000	$2,465,326
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 2/15/18[7]	2,315,000	2,291,850
Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 5.74%, 7/5/17[7]	4,372,512	3,780,172
Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 5.74%, 7/5/17[7]	1,392,690	1,204,024
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.889%, 1/29/16[7]	13,454,916	10,736,607
Crestwood Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.75%, 3/8/18[7]	3,645,000	3,670,818
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan:
Tranche B, 3.709%, 10/19/15[7,15]	14,873,048	8,068,630
Tranche B, 3.709%, 10/19/15[7,8,15]	8,832,389	4,791,571
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A2, 7%, 3/19/17[7]	7,320,000	7,327,320
Lone Star Intermediate Super Holdings LLC, Sr. Sec. Credit Facilities Term Loan, 11%, 8/7/19[7]	4,435,000	4,561,398
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 3/1/19[7]	8,310,000	8,341,163
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 10%, 6/9/18[7]	3,945,000	3,954,863
Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
7.50%, 2/17/17[7,8]	1,115,000	958,900

29	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount		Value
Loan Participations Continued
9%, 2/17/17[7,8]	$6,300,000		$5,418,000
Springleaf Financial Services, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 5/10/17[7]	4,000,000		3,777,144
Texas Competitive Electric Holdings Co. LLC, Non-Extended Sr. Sec. Credit Facilities 1st Lien Term Loan:
3.739%, 10/10/14[7]	2,325,000		1,464,485
3.741%, 10/10/14[7]	5,810,000		3,659,638

Total Loan Participations (Cost $79,821,749)			76,471,909

Corporate Bonds and Notes—27.2%
Consumer Discretionary—4.0%
Auto Components—0.4%
Goodyear Tire & Rubber Co. (The), 8.25% Sr. Unsec. Unsub. Nts., 8/15/20	8,145,000		8,664,244
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625% Sr. Sec. Nts., 9/1/17[3]	17,338,000		18,464,970
UCI International, Inc., 8.625% Sr. Unsec. Nts., 2/15/19	2,210,000		2,234,863
Visteon Corp., 6.75% Sr. Unsec. Nts., 4/15/19	9,180,000		8,973,450

			38,337,527

Automobiles—0.0%
Jaguar Land Rover plc:
7.75% Sr. Unsec. Bonds, 5/15/18[3]	1,455,000		1,505,925
8.25% Sr. Nts., 3/15/20[3]	900,000	GBP	1,439,836

			2,945,761

Diversified Consumer Services—0.1%
Monitronics International, Inc., 9.125% Sr. Nts., 4/1/20[3]	3,645,000		3,517,425
ServiceMaster Co., 8% Sr. Unsec. Unsub. Nts., 2/15/20	2,220,000		2,428,125

			5,945,550

Hotels, Restaurants & Leisure—1.2%
Boyd Gaming Corp., 9.125% Sr. Unsec. Nts., 12/1/18	6,875,000		7,115,625
Burger King Corp., 9.875% Sr. Unsec. Unsub. Nts., 10/15/18	3,160,000		3,614,250
Chester Downs & Marina LLC, 9.25% Sr. Sec. Nts., 1/15/20[3]	3,555,000		3,714,975
CKE Restaurants, Inc., 11.375% Sec. Nts., 7/15/18	3,160,000		3,626,100
Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16[3]	6,635,000		7,066,275

30	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Hotels, Restaurants & Leisure Continued
Harrah’s Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18	$35,012,000	$24,114,515
HOA Restaurants Group LLC/HOA Finance Corp., 11.25% Sr. Sec. Nts., 4/1/17[3]	8,295,000	7,724,719
Isle of Capri Casinos, Inc., 7.75% Sr. Unsec. Unsub. Nts., 3/15/19	7,545,000	7,771,350
Landry’s, Inc., 9.375% Sr. Unsec. Nts., 5/1/20[3]	7,215,000	7,368,319
MCE Finance Ltd., 10.25% Sr. Sec. Nts., 5/15/18	3,650,000	4,151,875
MGM Mirage, Inc., 6.625% Sr. Unsec. Nts., 7/15/15	14,560,000	15,069,600
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts., 8/15/19	5,780,000	6,430,250
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08[4,5]	10,850,000	—

		97,767,853

Household Durables—0.3%
Beazer Homes USA, Inc.: 6.875% Sr. Unsec. Nts., 7/15/15	3,690,000	3,560,850
9.125% Sr. Unsec. Nts., 5/15/19	10,500,000	9,213,750
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	830,000	879,800
Libbey Glass, Inc., 6.875% Sr. Sec. Nts., 5/15/20[3]	2,760,000	2,849,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
9% Sr. Nts., 5/15/18[3]	3,830,000	3,772,550
9% Sr. Nts., 4/15/19[3]	3,670,000	3,679,175

		23,955,825

Leisure Equipment & Products—0.1%
FGI Operating Co. LLC/FGI Finance, Inc., 7.875% Sr. Sec. Nts., 5/1/20[3]	7,215,000	7,539,675
Media—1.6%
Affinion Group Holdings, Inc., 11.625% Sr. Unsec. Nts., 11/15/15	4,275,000	3,398,625
Affinion Group, Inc., 7.875% Sr. Unsec. Nts., 12/15/18	11,690,000	10,024,175
AMC Entertainment, Inc., 8.75% Sr. Unsec. Nts., 6/1/19	3,435,000	3,701,213
Belo (A.H.) Corp., 7.75% Sr. Unsec. Unsub. Debs., 6/1/27	11,109,000	10,942,365
Cequel Communications Holdings I LLC, 8.625% Sr. Unsec. Nts., 11/15/17[3]	6,535,000	7,074,138
Clear Channel Communications, Inc., 5.75% Sr. Unsec. Unsub. Nts., 1/15/13	11,275,000	11,232,719

31	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Media Continued
Cumulus Media Holdings, Inc., 7.75% Sr. Unsec. Unsub. Nts., 5/1/19	$4,605,000	$4,363,238
DISH DBS Corp.:
5.875% Sr. Unsec. Nts., 7/15/22[3]	2,765,000	2,806,475
7.875% Sr. Unsec. Nts., 9/1/19	7,960,000	9,213,700
Entravision Communications Corp., 8.75% Sr. Sec. Nts., 8/1/17	6,725,000	7,162,125
Gray Television, Inc., 10.50% Sr. Sec. Nts., 6/29/15	6,761,000	7,065,245
Lamar Media Corp., 5.875% Sr. Sub. Nts., 2/1/22[3]	2,885,000	2,971,550
Newport Television LLC/NTV Finance Corp., 13.75% Sr. Nts., 3/15/17[3]	8,086,647	8,410,113
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875% Sec. Nts., 4/15/17	6,625,000	7,030,781
Sinclair Television Group, Inc., 8.375% Sr. Unsec. Nts., 10/15/18	9,350,000	10,238,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 7.50% Sr. Sec. Nts., 3/15/19	5,970,000	6,358,050
Univision Communications, Inc., 7.875% Sr. Sec. Nts., 11/1/20[3]	3,420,000	3,676,500
UPCB Finance V Ltd., 7.25% Sr. Sec. Nts., 11/15/21[3]	4,595,000	4,824,750
UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22[3]	7,220,000	7,400,500
Virgin Media Finance plc:
5.25% Sr. Unsec. Unsub. Nts., 2/15/22	2,770,000	2,846,175
8.375% Sr. Unsec. Unsub. Nts., 10/15/19	3,175,000	3,583,781

		134,324,468

Specialty Retail—0.2%
Burlington Coat Factory Warehouse Corp., 10% Sr. Unsec. Nts., 2/15/19	1,830,000	1,948,950
J. Crew Group, Inc., 8.125% Sr. Unsec. Nts., 3/1/19	3,610,000	3,745,375
Limited Brands, Inc., 5.625% Sr. Nts., 2/15/22	7,265,000	7,519,275
Michaels Stores, Inc., 7.75% Sr. Unsec. Nts., 11/1/18	580,000	614,800
Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts., 11/15/19	6,705,000	7,325,213

		21,153,613

Textiles, Apparel & Luxury Goods—0.1%
Levi Strauss & Co., 7.625% Sr. Unsec. Unsub. Nts., 5/15/20	3,435,000	3,666,863
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15	2,675,000	2,594,750

		6,261,613

32	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount		Value
Consumer Staples—1.0%
Beverages—0.0%
AmBev International Finance Co. Ltd., 9.50% Sr. Unsec. Unsub. Nts., 7/24/17[7]	5,535,000	BRR	$3,019,999
Food & Staples Retailing—0.2%
Cencosud SA, 5.50% Sr. Unsec. Nts., 1/20/21[3]	10,405,000		10,851,468
Rite Aid Corp., 7.50% Sr. Sec. Nts., 3/1/17	3,440,000		3,526,000

			14,377,468

Food Products—0.7%
American Seafoods Group LLC, 10.75% Sr. Sub. Nts., 5/15/16[3]	8,035,000		7,593,075
ASG Consolidated LLC, 12.075% Sr. Nts., 5/15/17[3],[15]	21,487,520		17,190,016
Bumble Bee Acquisition Corp., 9% Sr. Sec. Nts., 12/15/17[3]	6,088,000		6,103,220
MHP SA, 10.25% Sr. Unsec. Nts., 4/29/15[3]	8,186,000		7,930,269
Post Holdings, Inc., 7.375% Sr. Unsec. Nts., 2/15/22[3]	6,930,000		7,328,475
Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15[3]	9,220,000		9,727,100

			55,872,155

Household Products—0.1%
Spectrum Brands Holdings, Inc., 9.50% Sr. Sec. Nts., 6/15/18	3,250,000		3,688,750
Personal Products—0.0%
NBTY, Inc., 9% Sr. Unsec. Nts., 10/1/18	1,695,000		1,881,450
Tobacco—0.0%
Alliance One International, Inc., 10% Sr. Unsec. Nts., 7/15/16	3,510,000		3,536,325
Energy—5.2%
Energy Equipment & Services—0.5%
Forbes Energy Services Ltd., 9% Sr. Unsec. Nts., 6/15/19	4,315,000		4,099,250
Global Geophysical Services, Inc., 10.50% Sr. Unsec. Nts., 5/1/17	5,525,000		5,290,188
Hercules Offshore, Inc., 7.125% Sr. Sec. Nts., 4/1/17[3]	3,650,000		3,545,063
Hornbeck Offshore Services, Inc., 5.875% Sr. Unsec. Nts., 4/1/20[3]	7,365,000		7,346,588
Offshore Group Investments Ltd.:
11.50% Sr. Sec. Nts., 8/1/15	11,630,000		12,676,700
11.50% Sr. Sec. Nts., 8/1/15[3]	2,945,000		3,210,050
Precision Drilling Corp., 6.625% Sr. Unsec. Nts., 11/15/20	6,800,000		7,038,000
SESI LLC, 6.375% Sr. Unsec. Nts., 5/1/19	2,595,000		2,731,238

			45,937,077

33	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels—4.7%
Alliance Oil Co. Ltd., 9.875% Sr. Unsec. Nts., 3/11/15[3]	$6,095,000	$6,308,325
Antero Resources Finance Corp., 9.375% Sr. Unsec. Nts., 12/1/17	7,625,000	8,463,750
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 8.75% Sr. Unsec. Sub. Nts., 6/15/18	5,750,000	6,166,875
Bill Barrett Corp., 7.625% Sr. Unsec. Unsub. Nts., 10/1/19	2,870,000	2,884,350
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625% Sr. Unsec. Nts., 10/15/20	10,725,000	11,395,313
Chaparral Energy, Inc., 9.875% Sr. Unsec. Nts., 10/1/20	6,615,000	7,383,994
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125% Sr. Unsec. Unsub. Nts., 7/15/22	6,915,000	6,811,275
Cimarex Energy Co., 5.875% Sr. Unsec. Unsub. Nts., 5/1/22	11,040,000	11,495,400
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50% Sr. Unsec. Unsub. Nts., 12/15/19	1,385,000	1,443,863
Continental Resources, Inc., 5% Sr. Unsec. Nts., 9/15/22[3]	4,425,000	4,496,906
Gaz Capital SA:
7.288% Sr. Sec. Nts., 8/16/37[3]	25,775,000	29,383,500
8.146% Sr. Sec. Nts., 4/11/18[3]	13,190,000	15,771,573
8.625% Sr. Sec. Nts., 4/28/34[3]	8,315,000	10,622,413
9.25% Sr. Unsec. Unsub. Nts., 4/23/19[3]	18,045,000	22,597,573
James River Coal Co., 7.875% Sr. Unsec. Unsub. Nts., 4/1/19	5,100,000	2,601,000
KazMunayGaz National Co., 6.375% Sr. Unsec. Bonds, 4/9/21[3]	6,815,000	7,530,575
KMG Finance Sub BV, 9.125% Sr. Unsec. Unsub. Nts., 7/2/18[3]	16,690,000	20,716,463
Linn Energy LLC/Linn Energy Finance Corp., 8.625% Sr. Unsec. Nts., 4/15/20	13,555,000	14,673,288
Lukoil International Finance BV:
6.125% Sr. Unsec. Nts., 11/9/20[3]	18,830,000	19,841,171
6.656% Sr. Unsec. Unsub. Bonds, 6/7/22[3]	3,955,000	4,354,020

34	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels Continued
7.25% Sr. Unsec. Unsub. Nts., 11/5/19[3]	$3,015,000	$3,406,950
MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21[3]	11,935,000	12,248,294
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15[3]	4,905,000	4,328,663
Navios Maritime Acquisition Corp., 8.625% Sr. Sec. Nts., 11/1/17	2,595,000	2,426,325
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35% Sr. Sec. Nts., 6/30/21[3]	6,213,200	6,539,393
Pemex Project Funding Master Trust, 6.625% Unsec. Unsub. Bonds, 6/15/35	15,825,000	18,910,875
Pertamina Persero PT:
5.25% Nts., 5/23/21[3]	5,720,000	6,006,000
6% Sr. Unsec. Nts., 5/3/42[3]	5,725,000	5,682,063
6.50% Sr. Unsec. Nts., 5/27/41[3]	3,930,000	4,165,800
Petrobras International Finance Co., 5.75% Sr. Unsec. Unsub. Nts., 1/20/20	6,185,000	6,800,729
Petroleos de Venezuela SA:
4.90% Sr. Unsec. Nts., Series 2014, 10/28/14	10,960,000	9,453,000
8.50% Sr. Nts., 11/2/17[3]	12,270,000	10,000,050
12.75% Sr. Unsec. Nts., 2/17/22[3]	5,865,000	5,527,763
Petroleos Mexicanos:
1.95% Sr. Unsec. Nts., 12/20/22[8]	655,000	655,000
2% Sr. Unsec. Nts., 12/20/22[8]	3,255,000	3,255,000
5.50% Sr. Unsec. Unsub. Nts., 1/21/21	7,205,000	8,177,675
5.50% Sr. Unsec. Unsub. Nts., 6/27/44[3]	6,895,000	7,067,375
6% Sr. Unsec. Unsub. Nts., 3/5/20	8,780,000	10,197,970
Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr. Unsec. Nts., 8/14/19[3]	10,150,000	12,550,475
Quicksilver Resources, Inc.:
8.25% Sr. Unsec. Nts., 8/1/15	3,600,000	3,384,000
11.75% Sr. Nts., 1/1/16	5,115,000	5,006,306
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19	3,215,000	3,528,463
Samson Investment Co., 9.75% Sr. Unsec. Nts., 2/15/20[3]	5,550,000	5,529,188
SandRidge Energy, Inc.:
8.75% Sr. Unsec. Nts., 1/15/20	3,230,000	3,383,425
9.875% Sr. Unsec. Nts., 5/15/16	4,820,000	5,302,000
Schahin II Finance Co. SPV Ltd., 5.875% Sr. Sec. Unsub. Nts., 9/25/22[3]	8,225,000	8,266,125
SM Energy Co., 6.50% Sr. Nts., 1/1/23[3]	3,620,000	3,651,675
Tengizchevroil LLP, 6.124% Nts., 11/15/14[5]	2,461,163	2,573,392
Venoco, Inc., 8.875% Sr. Unsec. Nts., 2/15/19	5,100,000	4,666,500

		397,632,101

35	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Financials—5.3%
Capital Markets—0.7%
Credit Suisse AG (Guernsey), 1.625% Sec. Bonds, 3/6/15[3]	$1,371,000	$1,378,530
Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15	5,345,000	5,345,000
Korea Development Bank (The), 3.875% Sr. Unsec. Nts., 5/4/17	5,540,000	5,906,089
Nationstar Mortgage/Nationstar Capital Corp., 10.875% Sr. Unsec. Nts., 4/1/15	13,330,000	14,463,050
Nuveen Investments, Inc.:
5.50% Sr. Unsec. Nts., 9/15/15	3,087,000	2,809,170
10.50% Sr. Unsec. Unsub. Nts., 11/15/15	3,100,000	3,162,000
Pinafore LLC/Pinafore, Inc., 9% Sec. Nts., 10/1/18	10,306,000	11,516,955
Springleaf Finance Corp., 6.90% Nts., Series J, 12/15/17	4,765,000	3,826,867
UBS AG (London), 2.25% Sec. Nts., 3/30/17[3]	1,800,000	1,808,361
Verso Paper Holdings LLC, 11.375% Sr. Unsec. Sub. Nts., Series B, 8/1/16	5,486,000	2,605,850
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75% Sr. Sec. Nts., 2/1/19	9,375,000	3,750,000

		56,571,872

Commercial Banks—3.1%
Akbank TAS, 5.125% Sr. Unsec. Nts., 7/22/15[5]	5,820,000	5,958,516
Alfa Bank/Alfa Bond Issuance plc, 7.875% Nts., 9/25/17[3]	6,425,000	6,498,888
Australia & New Zealand Banking Group Ltd., 2.40% Sec. Bonds, 11/23/16[3]	2,295,000	2,353,293
Banco BMG SA:
9.15% Nts., 1/15/16[5]	4,736,000	4,333,440
9.95% Unsec. Unsub. Nts., 11/5/19[3]	4,555,000	4,167,825
Banco de Credito del Peru, 5.375% Sr. Nts., 9/16/20[3]	2,315,000	2,413,388
Banco de Credito del Peru/Panama, 6.875% Sub. Nts., 9/16/26[3,7]	3,298,000	3,603,065
Banco del Estado de Chile, 3.875% Sr. Unsec. Nts., 2/8/22[3]	6,005,000	6,142,406
Banco do Brasil SA, 5.875% Unsec. Sub. Nts., 1/26/22[3]	4,220,000	4,352,086
Banco do Brasil SA (Cayman), 9.25% Perpetual Jr. Sub. Bonds[3,16]	19,180,000	21,362,684

36	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount		Value
Commercial Banks Continued
Banco do Estado do Rio Grande do Sul SA, 7.375% Sub Nts., 2/2/22[3]	$7,645,000		$7,874,350
Banco PanAmericano SA, 8.50% Sr. Unsec. Sub. Nts., 4/23/20[3]	4,700,000		5,052,500
Bank of Scotland plc:
4.875% Sr. Sec. Nts., 12/20/24	770,000	GBP	1,314,225
4.875% Sr. Sec. Unsub. Nts., 11/8/16	460,000	GBP	797,558
Barclays Bank plc, 2.25% Sr. Sec. Bonds, 5/10/17[3]	3,120,000		3,124,808
BOM Capital plc, 6.699% Sr. Unsec. Nts., 3/11/15[3]	14,375,000		14,914,063
BPCE SFH SA, 3.75% Sr. Sec. Nts., 9/13/21	2,105,000	EUR	2,828,966
CIT Group, Inc., 7% Sec. Bonds, 5/2/17[5]	5,459,213		5,476,273
Compagnie de Financement Foncier:
4.875% Sec. Nts., 5/25/21	1,375,000	EUR	1,973,459
5.75% Sec. Nts., 10/4/21	550,000	EUR	841,977
Corp Financiera de Desarrollo SA, 4.75% Sr. Unsec. Nts., 2/8/22[3]	6,320,000		6,636,000
EUROFIMA Bonds, 6.25%, 12/28/18	3,120,000	AUD	3,454,229
Grupo Aval Ltd., 5.25% Sr. Unsec. Nts., 2/1/17[3]	8,640,000		9,093,600
Halyk Savings Bank of Kazakhstan JSC:
7.25% Unsec. Unsub. Nts., 5/3/17[3]	2,110,000		2,110,000
9.25% Sr. Nts., 10/16/13[5]	30,250,000		31,706,749
ICICI Bank Ltd., 6.375% Bonds, 4/30/22[3,7]	12,535,000		11,281,500
Lloyds TSB Bank plc, 6% Sr. Sec. Nts., 2/8/29	1,365,000	GBP	2,554,304
National Australia Bank Ltd., 2% Sec. Bonds, 6/20/17[3]	2,705,000		2,704,189
Sberbank of Russia Via SB Capital SA:
5.40% Sr. Unsec. Nts., 3/24/17	12,585,000		13,103,754
6.125% Sr. Nts., 2/7/22[3]	10,305,000		10,778,206
Societe Generale SCF SA, 2.018% Sec. Unsub. Nts., 6/19/17[7]	400,000		380,520
Sparebank 1 Boligkreditt AS, 2.30% Sec. Bonds, 6/30/17[3]	2,250,000		2,264,175
Stadshypotek AB, 6% Sec. Unsub. Bonds, 6/21/17	115,000,000	SEK	19,175,954
Swedbank Hypotek AB:
2.375% Sec. Nts., 4/5/17[3]	1,710,000		1,730,691
3.75% Bonds, 3/15/17	46,000,000	SEK	6,960,982
Toronto-Dominion Bank (The), 1.50% Sec. Bonds, 3/13/17[3]	1,830,000		1,848,666

37	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount		Value
Commercial Banks Continued
Turkiye Vakiflar Bankasi TAO, 5.75% Sr. Unsec. Nts., 4/24/17[3]	$4,575,000		$4,643,625
VEB Finance Ltd., 6.902% Sr. Unsec. Unsub. Nts., 7/9/20[3]	7,610,000		8,262,329
VTB Capital SA:
6.315% Nts., 2/22/18[3]	10,125,000		10,289,531
6.465% Sr. Sec. Unsub. Nts., 3/4/15[3]	2,995,000		3,148,494
Yapi ve Kredi Bankasi AS, 6.75% Sr. Unsec. Nts., 2/8/17[3]	3,965,000		4,059,169

			261,570,437

Consumer Finance—0.1%
JSC Astana Finance, 9.16% Nts., 3/14/12[4]	27,100,000		2,710,000
Speedy Cash, Inc., 10.75% Sr. Sec. Nts., 5/15/18[3]	4,330,000		4,492,375
TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr. Sec. Nts., 7/15/15	3,295,000		3,657,450

			10,859,825

Diversified Financial Services—0.7%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26[3]	9,238,368		9,018,494
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17	3,040,000	EUR	4,089,716
Banco Invex SA, 30.555% Mtg.-Backed Certificates, Series 062U, 3/13/34[7,14]	17,962,375	MXN	1,750,723
Bank of America Corp., 4.75% Sr. Unsec. Nts., 4/3/17	935,000	EUR	1,232,950
Caisse Centrale Desjardins du Quebec, 1.60% Sec. Bonds, 3/6/17[3]	1,830,000		1,853,424
Export Credit Bank of Turkey, 5.875% Sr. Unsec. Nts., 4/24/19[3]	6,095,000		6,285,469
GMAC LLC, 8% Sr. Unsec. Nts., 11/1/31	7,915,000		9,319,913
Instituto de Credito Oficial:
1.95% Sr. Unsec. Unsub. Nts., 12/20/22	900,000	GBP	1,343,033
5% Sr. Unsec. Unsub. Nts., 11/14/16	1,835,000		1,722,784
5% Sr. Unsec. Unsub. Nts., 4/10/17	4,505,000		4,088,315
JPMorgan Hipotecaria su Casita:
8.066% Sec. Nts., 8/26/35[5,14]	20,232,960	MXN	182,010
28.897% Mtg.-Backed Certificates, Series 06U, 9/25/35[14]	7,109,135	MXN	1,005,407
Korea Development Bank (The), 4% Sr. Unsec. Unsub. Nts., 9/9/16	6,505,000		6,956,740
PHH Corp., 9.25% Sr. Unsec. Unsub. Nts., 3/1/16	7,470,000		7,974,225

			56,823,203

38	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Insurance—0.2%
International Lease Finance Corp.:
8.625% Sr. Unsec. Unsub. Nts., 9/15/15	$6,140,000	$6,807,725
8.75% Sr. Unsec. Unsub. Nts., 3/15/17	5,635,000	6,353,463

		13,161,188

Real Estate Investment Trusts—0.2%
FelCor Escrow Holdings LLC, 6.75% Sr. Sec. Nts., 6/1/19	7,390,000	7,602,463
OMEGA Healthcare Investors, Inc., 6.75% Sr. Unsec. Nts., 10/15/22	9,235,000	9,904,538

		17,507,001

Real Estate Management & Development—0.3%
Ainsworth Lumber Co. Ltd., 11% Sr. Unsec. Unsub. Nts., 7/29/15[3,15]	11,148,375	9,754,828
Realogy Corp.:
7.625% Sr. Sec. Nts., 1/15/20[3]	7,270,000	7,542,625
9% Sr. Sec. Nts., 1/15/20[3]	3,720,000	3,850,200
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13[3,7]	7,985,000	7,555,806

		28,703,459

Thrifts & Mortgage Finance—0.0%
Compagnie de Financement Foncier, 5.625% Sr. Sec. Nts., 6/19/17	325,000	359,288
Health Care—1.1%
Biotechnology—0.1%
Grifols SA, 8.25% Sr. Sec. Nts., 2/1/18	3,000,000	3,232,500
Health Care Equipment & Supplies—0.2%
Accellent, Inc., 10% Sr. Unsec. Sub. Nts., 11/1/17	4,220,000	3,565,900
Alere, Inc.:
7.875% Sr. Unsec. Unsub. Nts., 2/1/16	3,900,000	4,017,000
8.625% Sr. Unsec. Sub. Nts., 10/1/18	3,835,000	3,892,525
Biomet, Inc., 11.625% Sr. Unsec. Sub. Nts., 10/15/17	7,021,000	7,609,009

		19,084,434

Health Care Providers & Services—0.6%
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts., 4/15/15	5,903,831	6,073,566
Fresenius Medical Care US Finance II, Inc.:
5.625% Sr. Unsec. Nts., 7/31/19[3]	2,305,000	2,408,725
5.875% Sr. Unsec. Nts., 1/31/22[3]	1,150,000	1,200,313
Gentiva Health Services, Inc., 11.50% Sr. Unsec. Unsub. Nts., 9/1/18	4,415,000	3,863,125

39	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Health Care Providers & Services Continued
Kindred Healthcare, Inc., 8.25% Sr. Unsec. Nts., 6/1/19	$8,090,000	$7,543,925
Multiplan, Inc., 9.875% Sr. Nts., 9/1/18[3]	4,240,000	4,664,000
Oncure Holdings, Inc., 11.75% Sr. Sec. Nts., 5/15/17	4,245,000	3,056,400
PSS World Medical, Inc., 6.375% Sr. Unsec. Unsub. Nts., 3/1/22[3]	1,660,000	1,709,800
Radiation Therapy Services, Inc.:
8.875% Sec. Nts., 1/15/17[3]	3,865,000	3,729,725
9.875% Sr. Unsec. Sub. Nts., 4/15/17	3,365,000	2,649,938
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15	5,479,000	5,492,698
US Oncology, Inc., Escrow Shares (related to 9.125% Sr. Sec. Nts., 8/15/17)[4]	6,485,000	129,700
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8% Sr. Nts., 2/1/18	5,940,000	6,103,350

		48,625,265

Health Care Technology—0.0%
MedAssets, Inc., 8% Sr. Unsec. Nts., 11/15/18	1,175,000	1,245,500
Life Sciences Tools & Services—0.0%
Jaguar Holding Co./Jaguar Merger Sub, Inc., 9.50% Sr. Unsec. Nts., 12/1/19[3]	2,875,000	3,158,906
Pharmaceuticals—0.2%
DJO Finance LLC/DJO Finance Corp., 10.875% Sr. Unsec. Nts., 11/15/14	2,015,000	2,090,563
Mylan, Inc., 6% Sr. Nts., 11/15/18[3]	3,100,000	3,278,250
Valeant Pharmaceuticals International, Inc., 6.875% Sr. Unsec. Nts., 12/1/18[3]	2,915,000	3,027,956
Warner Chilcott Co. LLC/Warner Chilcott Finance LL C, 7.75% Sr. Unsec. Nts., 9/15/18	8,635,000	9,304,213

		17,700,982

Industrials—2.9%
Aerospace & Defense—0.7%
BE Aerospace, Inc., 6.875% Sr. Nts., 10/1/20	3,136,000	3,480,960
DynCorp International, Inc., 10.375% Sr. Unsec. Nts., 7/1/17	15,220,000	13,089,200
Embraer SA, 5.15% Sr. Unsec. Unsub. Nts., 6/15/22	4,760,000	4,898,040
Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 3/15/21	5,260,000	5,523,000
Kratos Defense & Security Solutions, Inc., 10% Sr. Sec. Nts., 6/1/17	4,195,000	4,541,088

40	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount		Value
Aerospace & Defense Continued
Schaeffler Finance BV, 8.50% Sr. Sec. Nts., 2/15/19[3]	$3,950,000		$4,236,375
TransDigm, Inc., 7.75% Sr. Unsec. Sub. Nts., 12/15/18	9,905,000		10,920,263
Triumph Group, Inc., 8.625% Sr. Unsec. Nts., 7/15/18	10,290,000		11,473,350

			58,162,276

Air Freight & Logistics—0.0%
AMGH Merger Sub, Inc., 9.25% Sr. Sec. Nts., 11/1/18[3]	2,940,000		3,072,300
Airlines—0.2%
American Airlines 2011-2 Class A Pass-Through Trust, 8.625% Sec. Certificates, 4/15/23	1,533,356		1,610,023
Delta Air Lines, Inc., 12.25% Sr. Sec. Nts., 3/15/15[3]	13,555,000		14,808,838

			16,418,861

Building Products—0.1%
Associated Materials LLC, 9.125% Sr. Sec. Nts., 11/1/17[3]	4,230,000		3,796,425
Ply Gem Industries, Inc., 13.125% Sr. Unsec. Sub. Nts., 7/15/14	6,990,000		7,112,325

			10,908,750

Commercial Services & Supplies—0.2%
R.R. Donnelley & Sons Co., 7.25% Sr. Nts., 5/15/18	7,455,000		7,138,163
STHI Holding Corp., 8% Sec. Nts., 3/15/18[3]	2,980,000		3,166,250
West Corp., 8.625% Sr. Unsec. Nts., 10/1/18	6,500,000		6,922,500

			17,226,913

Construction & Engineering—0.4%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24[5]	14,199,272		17,110,123
Odebrecht Finance Ltd.:
5.125% Sr. Nts., 6/26/22[5]	6,350,000		6,302,375
7% Sr. Unsec. Nts., 4/21/20[3]	3,590,000		3,949,000
7.125% Sr. Nts., 6/26/42[5]	4,765,000		4,765,000

			32,126,498

Electrical Equipment—0.1%
Thermon Industries, Inc., 9.50% Sr. Sec. Nts., 5/1/17	5,237,000		5,786,885
Industrial Conglomerates—0.0%
GE Capital Australia Funding Pty Ltd., 7% Bonds, 10/8/15	2,105,000	AUD	2,311,510

41	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Machinery—0.5%
Actuant Corp., 5.625% Sr. Unsec. Unsub. Nts., 6/15/22[3]	$4,415,000	$4,558,488
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16[3]	6,930,000	7,397,775
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16[3]	1,945,000	2,090,875
Manitowoc Co., Inc. (The), 8.50% Sr. Unsec. Nts., 11/1/20	9,755,000	10,584,175
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17	7,000,000	7,297,500
Thermadyne Holdings Corp., 9% Sr. Sec. Nts., 12/15/17	7,395,000	7,598,363
Xerium Technologies, Inc., 8.875% Sr. Unsec. Nts., 6/15/18	4,445,000	3,522,663

		43,049,839

Marine—0.2%
Marquette Transportation Co./Marquette Transportation Finance Corp., 10.875% Sec. Nts., 1/15/17	10,430,000	11,029,725
Navios Maritime Holdings, Inc., 8.875% Sr. Sec. Nts., 11/1/17	2,115,000	2,141,438

		13,171,163

Professional Services—0.1%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15[5]	3,643,000	3,333,345
Road & Rail—0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25% Sr. Unsec. Unsub. Nts., 1/15/19	2,220,000	2,392,050
Hertz Corp. (The), 7.50% Sr. Unsec. Nts., 10/15/18	10,390,000	11,195,225
Kazakhstan Temir Zholy Finance BV, 6.375% Sr. Unsec. Nts., 10/6/20[3]	3,615,000	3,994,575
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[3]	13,924,000	8,493,640

		26,075,490
Trading Companies & Distributors—0.1%
UR Financing Escrow Corp.:
7.375% Sr. Unsec. Nts., 5/15/20[3]	8,860,000	9,280,850
7.625% Sr. Unsec. Nts., 4/15/22[3]	2,215,000	2,325,750

		11,606,600

Information Technology—1.3%
Communications Equipment—0.1%
Avaya, Inc., 7% Sr. Sec. Nts., 4/1/19[3]	7,145,000	6,662,713

42	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount	Value
Communications Equipment Continued
ViaSat, Inc., 6.875% Sr. Unsec. Unsub. Nts., 6/15/20[5]	$3,321,000	$3,370,815
Zayo Escrow Corp.:
8.125% Sr. Sec. Nts., 1/1/20	1,670,000	1,753,500
10.125% Sr. Unsec. Nts., 7/1/20[3]	1,115,000	1,190,263

		12,977,291

Computers & Peripherals—0.1%
Seagate HDD (Cayman), 7% Sr. Unsec. Nts., 11/1/21	6,095,000	6,597,838
Electronic Equipment & Instruments—0.1%
Anixter, Inc., 5.625% Sr. Unsec. Nts., 5/1/19	2,755,000	2,858,313
CDW LLC/CDW Finance Corp., 12.535% Sr. Unsec. Sub. Nts., 10/12/17	7,150,000	7,793,500

		10,651,813

Internet Software & Services—0.2%
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16	13,410,000	14,348,700
IT Services—0.3%
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15	8,195,000	7,908,175
First Data Corp.:
8.875% Sr. Sec. Nts., 8/15/20[3]	5,690,000	6,187,875
9.875% Sr. Unsec. Nts., 9/24/15	3,485,000	3,545,988
12.625% Sr. Unsec. Nts., 1/15/21	6,105,000	6,143,156

		23,785,194

Semiconductors & Semiconductor Equipment—0.4%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 8/1/20	9,960,000	11,005,800
Amkor Technologies, Inc., 6.625% Sr. Unsec. Nts., 6/1/21	3,435,000	3,443,588
Freescale Semiconductor, Inc.:
9.25% Sr. Sec. Nts., 4/15/18[3]	6,025,000	6,476,875
10.75% Sr. Unsec. Nts., 8/1/20	7,467,000	8,064,360
NXP BV/NXP Funding LLC, 9.75% Sr. Sec. Nts., 8/1/18[3]	3,195,000	3,658,275

		32,648,898

Software—0.1%
Lawson Software, Inc., 9.375% Sr. Nts., 4/1/19[3]	1,385,000	1,485,413
SunGard Data Systems, Inc.:
7.375% Sr. Unsec. Nts., 11/15/18	2,085,000	2,246,588
7.625% Sr. Unsec. Nts., 11/15/20	2,935,000	3,140,450

		6,872,451

Materials—2.0%
Chemicals—0.6%
Braskem America Finance Co., 7.125% Sr. Unsec. Nts., 7/22/41[3]	2,980,000	2,987,450
Braskem Finance Ltd.:
5.375% Sr. Unsec. Nts., 5/2/22[3]	6,325,000	6,372,438

43	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount		Value
Chemicals Continued
5.75% Sr. Unsec. Nts., 4/15/21[3]	$6,330,000	`	$6,535,725
Ferro Corp., 7.875% Sr. Unsec. Nts., 8/15/18	5,830,000		5,713,400
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
8.875% Sr. Sec. Nts., 2/1/18	3,680,000		3,772,000
9% Sec. Nts., 11/15/20	5,000,000		4,337,500
Ineos Finance plc, 8.375% Sr. Sec. Bonds, 2/15/19[3]	5,560,000		5,768,500
LyondellBasell Industries NV, 6% Sr. Nts., 11/15/21[3]	5,745,000		6,333,863
Momentive Performance Materials, Inc., 9% Sec. Nts., 1/15/21	8,120,000		6,191,500
Scotts Miracle-Gro Co. (The), 6.625% Sr. Unsec. Unsub. Nts., 12/15/20	925,000		996,688

			49,009,064

Construction Materials—0.1%
Building Materials Corp. of America, 6.75% Sr. Nts., 5/1/21[3]	5,765,000		6,182,963
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18	4,825,000		4,752,625

			10,935,588

Containers & Packaging—0.3%
Berry Plastics Corp., 9.75% Sec. Nts., 1/15/21	5,895,000		6,440,288
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.125% Sr. Unsec. Nts., 7/15/20[3,8]	1,670,000		1,728,450
Polymer Group, Inc., 7.75% Sr. Sec. Nts., 2/1/19	7,805,000		8,283,056
Rock-Tenn Co., 4.45% Sr. Unsec. Nts., 3/1/19[3]	1,660,000		1,708,563
Verso Paper Holdings LLC/Verso Paper, Inc., 11.75% Sr. Sec. Nts., 1/15/19[3]	7,327,000		5,605,155

			23,765,512

Metals & Mining—0.5%
Aleris International, Inc., 7.625% Sr. Unsec. Nts., 2/15/18	10,280,000		10,485,600
Alrosa Co. Ltd., 8.25% Sr. Unsec. Nts., 6/23/15[7]	71,890,000	RUR	2,224,209
Alrosa Finance SA, 7.75% Nts., 11/3/20[3]	6,595,000		6,939,721

44	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount		Value
Metals & Mining Continued
Consolidated Minerals Ltd., 8.875% Sr. Sec. Nts., 5/1/16[3]	$4,650,000		$3,580,500
CSN Islands XI Corp., 6.875% Sr. Unsec. Nts., 9/21/19[3]	3,985,000		4,363,575
Evraz Group SA, 7.40% Nts., 4/24/17[3]	6,100,000		6,009,598
Ferrexpo Finance plc, 7.875% Sr. Unsec. Bonds, 4/7/16[3]	5,195,000		4,714,463
JSC Severstal, 6.70% Nts., 10/25/17[3]	8,105,000		8,218,956
Novelis, Inc., 8.75% Sr. Unsec. Nts., 12/15/20	1,740,000		1,883,550

			48,420,172

Paper & Forest Products—0.5%
Appleton Papers, Inc., 10.50% Sr. Sec. Nts., 6/15/15[3]	13,895,000		14,937,125
Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16[3,4]	14,799,000		7,325,505
Mercer International, Inc., 9.50% Sr. Unsec. Nts., 12/1/17	7,540,000		7,860,450
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14[4]	12,590,000		8,246,450
Norske Skogindustrier ASA, 6.125% Unsec. Bonds, 10/15/15[3]	5,600,000		3,948,000

			42,317,530

Telecommunication Services—2.0%
Diversified Telecommunication Services—1.0%
Axtel SAB de CV, 9% Sr. Unsec. Nts., 9/22/19[3]	5,488,000		3,676,960
Brasil Telecom SA, 9.75% Sr. Unsec. Nts., 9/15/16[3]	11,210,000	BRR	5,874,297
Cincinnati Bell, Inc.:
8.25% Sr. Nts., 10/15/17	4,975,000		5,198,875
8.75% Sr. Unsec. Sub. Nts., 3/15/18	4,370,000		4,227,975
Frontier Communications Corp.:
8.25% Sr. Unsec. Nts., 4/15/17	3,500,000		3,780,000
8.50% Sr. Unsec. Nts., 4/15/20	2,325,000		2,476,125
Intelsat Bermuda Ltd.:
11.25% Sr. Unsec. Nts., 2/4/17	7,640,000		7,897,850
11.50% Sr. Unsec. Nts., 2/4/17[15]	5,259,375		5,450,027
Intelsat Jackson Holdings SA, 7.25% Sr. Unsec. Nts., 10/15/20	2,810,000		2,964,550
Level 3 Financing, Inc., 9.375% Sr. Unsec. Unsub. Nts., 4/1/19	6,670,000		7,236,950
Telemar Norte Leste SA, 5.50% Sr. Unsec. Nts., 10/23/20[3]	21,254,000		21,785,350
Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts., 2/15/18[3]	7,235,000		6,366,800
Windstream Corp., 7.50% Sr. Unsec. Unsub. Nts., 6/1/22[3]	7,405,000		7,664,175

			84,599,934

45	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount		Value
Wireless Telecommunication Services—1.0%
America Movil SAB de CV, 8.46% Sr. Unsec. Unsub. Bonds, 12/18/36	42,300,000	MXN	$3,333,404
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts., 10/15/20	9,120,000		8,755,200
MetroPCS Wireless, Inc., 6.625% Sr. Unsec. Nts., 11/15/20	7,085,000		6,996,438
MTS International Funding Ltd., 8.625% Sr. Unsec. Nts., 6/22/20[3]	8,335,000		9,582,666
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15	7,715,000		7,763,219
Sistema International Funding SA, 6.95% Unsec. Nts., 5/17/19[3]	6,105,000		6,036,319
Sprint Capital Corp., 8.75% Nts., 3/15/32	1,805,000		1,651,575
Sprint Nextel Corp., 9% Sr. Unsec. Nts., 11/15/18[3]	6,635,000		7,431,200
Vimpel Communications/VIP Finance Ireland Ltd. OJSC:
7.748% Sec. Nts., 2/2/21[3]	4,965,000		4,807,312
9.125% Sr. Unsec. Nts., 4/30/18[3]	17,795,000		18,996,163
Vimpel-Communications:
8.85% Sr. Unsec. Nts., 3/8/22[7]	78,800,000	RUR	2,362,571
8.85% Sr. Unsec. Nts., 3/8/22[7]	78,800,000	RUR	2,362,571
VimpelCom Holdings BV, 7.504% Sr. Unsec. Unsub. Nts., 3/1/22[3]	8,320,000		7,836,941

			87,915,579

Utilities—2.4%
Electric Utilities—1.5%
Centrais Eletricas Brasileiras SA, 5.75% Sr. Unsec. Unsub. Nts., 10/27/21[3]	8,925,000		9,799,650
Empresa Distribuidora y Comercializadora Norte SA, 9.75% Nts., 10/25/22[3]	3,305,000		1,206,325
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec. Nts., 7/29/19[3]	6,190,000		7,582,750
Energy Future Intermediate Holding Co. LLC, 10% Sr. Sec. Nts., 12/1/20	6,594,000		7,203,945

46	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount		Value
Electric Utilities Continued
Eskom Holdings Ltd.:
5.75% Sr. Unsec. Bonds, 1/26/21[3]	$6,915,000		$7,597,856
7.85% Sr. Unsec. Unsub. Nts., Series ES26, 4/2/26	115,000,000	ZAR	13,300,735
10% Nts., Series ES23, 1/25/23	152,000,000	ZAR	21,344,389
Israel Electric Corp. Ltd.:
6.70% Sr. Unsec. Nts., 2/10/17[3]	5,145,000		5,338,195
7.25% Nts., 1/15/19[3]	22,400,000		22,942,998
Majapahit Holding BV:
7.75% Nts., 10/17/16[3]	6,570,000		7,530,863
8% Sr. Unsec. Nts., 8/7/19[3]	5,040,000		6,098,400
National Power Corp., 5.875% Unsec. Unsub. Bonds, 12/19/16	421,000,000	PHP	10,147,024
Perusahaan Listrik Negara PT, 5.50% Sr. Unsec. Nts., 11/22/21[3]	8,620,000		9,051,000

			129,144,130

Energy Traders—0.6%
AES Corp. (The):
7.375% Sr. Unsec. Nts., 7/1/21[3]	1,910,000		2,134,425
8% Sr. Unsec. Unsub. Nts., 10/15/17	3,190,000		3,644,575
Calpine Corp.:
7.50% Sr. Sec. Nts., 2/15/21[3]	3,310,000		3,591,350
7.875% Sr. Sec. Nts., 1/15/23[3]	2,030,000		2,222,850
Colbun SA, 6% Sr. Unsec. Nts., 1/21/20[3]	8,655,000		9,354,610
Comision Federal de Electricidad, 4.875% Sr. Nts., 5/26/21[3]	7,385,000		8,049,650
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20	6,860,000		7,357,350
First Wind Capital LLC, 10.25% Sr. Sec. Nts., 6/1/18[3]	998,000		1,002,990
Foresight Energy LLC, 9.625% Sr. Unsec. Nts., 8/15/17[3]	2,085,000		2,098,031
United Maritime Group LLC, 11.75% Sr. Sec. Nts., 6/15/15	9,273,000		10,177,118

			49,632,949

Gas Utilities—0.2%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75% Sr. Unsec. Nts., 5/20/20	7,040,000		7,198,400
Empresa de Energia de Bogota SA ESP, 6.125% Sr. Unsec. Unsub. Nts., 11/10/21[3]	4,180,000		4,430,800
Transportadora de Gas Internacional SA ESP, 5.70% Sr. Unsec. Nts., 3/20/22[3]	5,665,000		5,905,763

			17,534,963

47	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount		Value
Water Utilities—0.1%
Cia de Saneamento Basico do Estado de Sao Paulo, 6.25% Sr. Unsec. Nts., 12/16/20[3]	$5,950,000		$6,336,750

Total Corporate Bonds and Notes (Cost $2,316,254,076)			2,303,525,856

	Shares
Preferred Stocks—0.1%
Ally Financial, Inc., 7% Cum., Series G, Non-Vtg.	7,587		6,759,780
Greektown Superholdings, Inc., Cv., Series A-1[1,2]	65,091		4,588,916

Total Preferred Stocks (Cost $13,497,863)			11,348,696

Common Stocks—0.2%
American Media Operations, Inc.[2]	535,548		6,962,124
Arco Capital Corp. Ltd.[1,2,5]	2,494,716		3,742,074
Dana Holding Corp.	228,213		2,923,409
Global Aviation Holdings, Inc.[2]	3,200		—
Greektown Superholdings, Inc., Series A-1[1],[2]	8,267		429,884
Kaiser Aluminum Corp.	2,405		124,675
LyondellBasell Industries NV, Cl. A	89,036		3,585,480
Orbcomm, Inc.[2]	30,391		99,075
Premier Holdings Ltd.[2]	799,833		—
Resolute Forest Products[2]	235,955		2,732,359
USA Mobility, Inc.	44		566

Total Common Stocks (Cost $70,323,323)			20,599,646

	Units
Rights, Warrants and Certificates—0.0%
MediaNews Group, Inc. Wts., Strike Price $0.001, Exp. 3/19/17[2] (Cost $9,381,486)	31,274		1,125

	Principal Amount
Structured Securities—2.5%
Barclays Bank plc:
Indonesia (Republic of) Total Return Linked Bonds, 7%, 5/19/27	43,700,000,000	IDR	4,850,386
Indonesia (Republic of) Total Return Linked Bonds, 8.25%, 6/17/32	80,450,000,000	IDR	9,807,320

48	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount		Value
Structured Securities Continued
Citigroup Global Markets Holdings, Inc.:
Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18[5]	8,155,000,000	COP	$5,683,854
Colombia (Republic of) Credit Linked Nts., Series 2, 10%, 7/25/24[5,14]	10,250,000,000	COP	7,117,138
Colombia (Republic of) Credit Linked Nts., Series 2, 10%, 7/25/24	41,194,000,000	COP	28,603,255
Colombia (Republic of) Total Return Linked Bonds, Series 2, 11%, 7/27/20	10,191,000,000	COP	7,148,293
Credit Suisse First Boston International, Moitk Total Return Linked Nts., 21%, 3/30/11[4]	196,587,000	RUR	—
Credit Suisse First Boston, Inc., Russian Specialized Construction & Installation Administration Total Return Linked Nts., 13%, 5/24/10[4]	335,100,000	RUR	—
Deutsche Bank AG:
Coriolanus Ltd. Sec. Credit Linked Bonds, Series 128, 3.006%, 5/6/25[5,13]	4,674,011		3,363,467
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.061%, 5/6/25[5,13]	5,955,409		4,285,574
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.10%, 5/6/25[5,13]	5,141,542		3,699,907
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.134%, 5/6/25[5,13]	4,595,890		3,307,250
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.187%, 5/6/25[5,13]	5,722,256		4,117,795
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.238%, 5/6/25[5,13]	6,531,087		4,699,838
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.266%, 5/6/25[5,13]	5,217,574		3,754,621
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.338%, 5/6/25[5,13]	4,904,297		3,529,183
Coriolanus Ltd. Sec. Credit Linked Nts., 12.762%, 12/31/17[5,14]	43,260,000	BRR	25,307,692
Opic Reforma I Credit Linked Nts., Cl. 2A, 8.265%, 5/22/15[5,7]	1,803,555	MXN	129,794
Opic Reforma I Credit Linked Nts., Cl. 2B, 8.265%, 5/22/15[5,7]	3,155,364	MXN	227,078
Opic Reforma I Credit Linked Nts., Cl. 2C, 8.265%, 5/22/15[5,7]	47,575,229	MXN	3,423,782
Opic Reforma I Credit Linked Nts., Cl. 2D, 8.265%, 5/22/15[5,7]	3,467,217	MXN	249,521
Opic Reforma I Credit Linked Nts., Cl. 2E, 8.265%, 5/22/15[5,7]	2,518,999	MXN	181,281

49	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Principal Amount		Value
Structured Securities Continued
Opic Reforma I Credit Linked Nts., Cl. 2F, 8.265%, 5/22/15[5,7]	1,608,758	MXN	$115,775
Opic Reforma I Credit Linked Nts., Cl. 2G, 8.265%, 5/22/15[5,7]	296,268	MXN	21,321
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.479%, 2/8/37[5,13]	245,971,200,000	COP	11,353,737
Hallertau SPC Credit Linked Nts.:
Series 2007-01, 2.787%, 12/20/17[5,7]	24,000,000		20,678,400
Series 2008-01, 9.878%, 8/2/10[4,5,13]	37,994,727	BRR	1,891,697
HSBC Bank USA NA, Indonesia (Republic of) Credit Linked Nts., 8.25%, 6/15/32[3]	53,640,000,000	IDR	6,539,026
JPMorgan Chase & Co.:
Colombia (Republic of) Credit Linked Nts., 11%, 7/28/20[5]	4,890,000,000	COP	3,429,905
Indonesia (Republic of) Credit Linked Nts., 7%, 5/19/27[3]	103,120,000,000	IDR	11,445,579
LB Peru Trust II Certificates, Series 1998-A, 4.541%, 2/28/16[4,13]	14,029,589		1,402,959
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16[5]	7,928,000,000	COP	4,717,737
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17[3]	15,932,000	PEN	5,190,527
Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5%, 8/22/34	192,908,593	RUR	2,826,302
Morgan Stanley Capital Services, Inc.:
Brazil (Federative Republic of) Credit Linked Nts., 12.561%, 1/5/22[3,13]	113,353,000	BRR	8,465,497
United Mexican States Credit Linked Nts., 5.64%, 11/20/15[3]	300,000		249,300
UBS AG, Indonesia (Republic of) Total Return Linked Nts., 8.25%, 6/17/32	72,910,000,000	IDR	8,888,094

Total Structured Securities (Cost $287,964,713)			210,702,885

	Expiration Date	Strike Price	Contracts
Options Purchased—0.3%
Australian Dollar (AUD) Call[2]	8/23/12	1 AUD per 1.035USD	26,080,000	229,550
Australian Dollar (AUD) Call[2]	8/27/12	1 AUD per 1.035USD	156,300,000	1,441,958
Australian Dollar (AUD) Call[2]	8/27/12	1 AUD per 1.013USD	78,200,000	1,565,026
Australian Dollar (AUD) Call[2]	8/28/12	1 AUD per 1.035USD	156,300,000	1,457,865

50	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Expiration Date	Strike Price	Contracts	Value
Options Purchased Continued
Australian Dollar (AUD) Call[2]	8/28/12	1 AUD per 1.0185USD	78,100,000	$1,326,047
Australian Dollar (AUD) Call[2]	8/31/12	1 AUD per 1.0195USD	21,650,000	362,769
Australian Dollar (AUD) Call[2]	8/31/12	1 AUD per 1.019USD	21,650,000	362,769
Australian Dollar (AUD) Call[2]	8/31/12	1 AUD per 1.019USD	12,990,000	217,661
Brazilian Real (BRR) Call[2]	10/18/12	1 USD per 1.82BRR	47,310,000	40,475
Brazilian Real (BRR) Call[2]	10/18/12	1 USD per 1.90BRR	49,430,000	146,328
Canadian Dollar (CAD) Put[2]	10/8/12	1AUD per 0.98CAD	8,950,000	27,348
Euro (EUR) FX Futures, 9/17/12 Call[2]	7/9/12	1.290	73	10,038
Euro (EUR) FX Futures, 9/17/12 Call[2]	7/9/12	1.310	73	1,825
Euro (EUR) FX Futures, 9/17/12 Call[2]	7/9/12	1.330	2	13
Euro (EUR) FX Futures, 9/17/12 Put[2]	7/9/12	1.160	5	31
Euro (EUR) FX Futures, 9/17/12 Put[2]	7/9/12	1.170	716	4,475
Euro (EUR) FX Futures, 9/17/12 Put[2]	7/9/12	1.190	445	2,781
Euro (EUR) FX Futures, 9/17/12 Put[2]	7/9/12	1.230	1,082	54,100
Euro (EUR) FX Futures, 9/17/12 Put[2]	7/9/12	1.190	333	2,081
Euro (EUR) FX Futures, 9/17/12 Put[2]	7/9/12	1.200	195	1,219
Euro (EUR) FX Futures, 9/17/12 Put[2]	7/9/12	1.200	820	5,125

51	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Expiration Date	Strike Price	Contracts	Value
Options Purchased Continued
Euro (EUR) FX Futures, 9/17/12 Put[2]	7/9/12	1.210	207	$2,588
Euro (EUR) FX Futures, 9/17/12 Put[2]	7/9/12	1.230	1,026	38,475
Euro (EUR) FX Futures, 9/17/12 Put[2]	7/9/12	1.250	56	9,800
Euro (EUR) FX Futures, 9/17/12 Put[2]	7/9/12	1.250	237	62,213
Euro (EUR) FX Futures, 9/17/12 Put[2]	7/9/12	1.260	4	2,350
Euro (EUR) FX Futures, 9/17/12 Put[2]	9/10/12	1.200	203	131,950
Euro$ 1 yr. MID-CRV Futures, 9/16/13 Put[2]	7/16/12	99.250	1,344	16,800
Euro$ 1 yr. MID-CRV Futures, 9/16/13 Put[2]	9/17/12	99.250	674	33,700
Japanese Yen (JPY) Futures, 9/17/12 Call[2]	7/9/12	128.500	65	2,031
Japanese Yen (JPY) Futures, 9/17/12 Call[2]	7/9/12	131.500	220	1,375
Japanese Yen (JPY) Futures, 9/17/12 Call[2]	7/9/12	133.000	73	456
Japanese Yen (JPY) Futures, 9/17/12 Call[2]	7/9/12	133.500	220	1,375
Japanese Yen (JPY) Futures, 9/17/12 Call[2]	9/10/12	141.000	73	913
Japanese Yen (JPY) Futures, 9/17/12 Put[2]	7/9/12	123.000	121	9,075
Japanese Yen (JPY) Futures, 9/17/12 Put[2]	7/9/12	123.500	363	49,913

52	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Expiration Date	Strike Price	Contracts	Value
Options Purchased Continued
Japanese Yen (JPY) Futures, 9/17/12 Put[2]	7/9/12	124.000	293	$65,925
Japanese Yen (JPY) Futures, 9/17/12 Put[2]	9/10/12	120.000	467	210,150
Japanese Yen (JPY) Futures, 9/17/12 Put[2]	9/10/12	122.000	66	58,575
Japanese Yen (JPY) Put[2]	3/29/13	1 USD per 85JPY	740,000,000	115,388
Japanese Yen (JPY) Put[2]	5/31/13	1 USD per 82JPY	1,493,665,337	507,294
Mexican Nuevo Peso (MXN) Call[2]	11/9/12	1 USD per 12.84MXN	668,100,000	654,377
Mexican Nuevo Peso (MXN) Call[2]	11/13/12	1 USD per 12.925MXN	672,500,000	768,634
Mexican Nuevo Peso (MXN) Call[2]	11/30/12	1 USD per 13.333MXN	612,795,000	1,339,564
Mexican Nuevo Peso (MXN) Put[2]	9/26/12	1 AUD per 13MXN	4,505,000	27,376
New Turkish Lira (TRY) Call[2]	8/29/12	1 USD per 1.80TRY	175,800,000	1,106,879
New Turkish Lira (TRY) Call[2]	8/29/12	1 USD per 1.80TRY	140,600,000	885,251
New Turkish Lira (TRY) Call[2]	8/30/12	1 USD per 1.80TRY	39,000,000	247,836
New Turkish Lira (TRY) Call[2]	9/3/12	1 USD per 1.80TRY	31,190,000	209,984
New Turkish Lira (TRY) Call[2]	9/3/12	1 USD per 1.81TRY	29,390,000	236,455
Polish Zloty (PLZ) Call[2]	8/29/12	1 USD per 3.25PLZ	482,400,000	2,070,485
Polish Zloty (PLZ) Call[2]	8/31/12	1 USD per 3.32PLZ	71,920,000	520,486
Polish Zloty (PLZ) Call[2]	8/31/12	1 USD per 3.31PLZ	43,010,000	290,266
Russian Ruble (RUR) Call[2]	11/29/12	1 USD per 31.25RUR	1,106,600,000	336,761

53	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Expiration Date	Strike Price	Contracts	Value
Options Purchased Continued
South African Rand (ZAR) Call[2]	8/29/12	1 USD per 7.90ZAR	1,049,200,000	$1,093,938
South African Rand (ZAR) Call[2]	8/31/12	1 USD per 8.0015ZAR	173,220,000	268,126
South African Rand (ZAR) Call[2]	8/31/12	1 USD per 8.018ZAR	121,500,000	198,982
South Korean Won (KRW) Call[2]	8/28/12	1 USD per 1,137KRW	88,840,000,000	769,354
South Korean Won (KRW) Call[2]	8/28/12	1 USD per 1,137KRW	88,840,000,000	769,354
South Korean Won (KRW) Call[2]	8/31/12	1 USD per 1,135.50KRW	24,580,000,000	207,947
South Korean Won (KRW) Call[2]	8/31/12	1 USD per 1,136.50KRW	15,995,000,000	141,076
South Korean Won (KRW) Call[2]	8/31/12	1 USD per 1,138KRW	13,550,000,000	126,964
U.S. Treasury Nts., 10 yr. Futures, 9/19/12 Put[2]	7/30/12	131.500	904	155,375
U.S. Treasury Nts., 10 yr. Futures, 9/19/12 Put[2]	7/30/12	132.500	695	260,625
U.S. Treasury Nts., 10 yr. Futures, 9/19/12 Put[2]	8/27/12	128.000	236	14,750
U.S. Treasury Nts., 10 yr. Futures, 9/19/12 Put[2]	8/27/12	130.000	236	40,563
Worst performing of: Euro (EUR) Put/United States Dollar (USD) Call/ or the United States Dollar (USD) Call/ Japanese Yen (JPY) Put[2]	7/26/12	1EUR per 1.275USD / 1USD per 79.50JPY	18,171,000	90,128

Total Options Purchased (Cost $17,918,176)				21,411,366

54	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Swaption Exiration Date	Notional Amounts	Value
Swaptions Purchased—0.2%
Bank of America NA, Interest Rate Swaption (European); Swap Terms: Paid: 1.35%; Received: Three-Month USD BBA LIBOR; Termination Date: 11/5/17[2]	11/2/12	$4,460,000	$9,471
Bank of America NA, Interest Rate Swaption (European); Swap Terms: Paid: 2.195%; Received: Three-Month USD BBA LIBOR; Termination Date: 10/2/19[2]	10/1/12	14,000,000	5,682
Bank of America NA, Interest Rate Swaption (European); Swap Terms: Paid: 2.275%; Received: Three-Month USD BBA LIBOR; Termination Date: 7/9/22[2]	7/5/12	108,130,000	1
Bank of America NA, Interest Rate Swaption (European); Swap Terms: Paid: 3.10%; Received: Three-Month USD BBA LIBOR; Termination Date: 5/22/43[2]	5/21/13	36,190,000	1,173,781

55	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Swaption Exiration Date	Notional Amounts	Value
Swaptions Purchased Continued
Bank of America NA; Index Credit Default Swaption (European); Swap Terms: Paid: Sell Protection on iTraxx Europe Crossover Series 17 Version 1; Received: 5%; Termination Date: 6/20/17[2]	9/20/12	$4,490,000	$98,497
Barclays Bank plc; Interest Rate Swaption (European); Swap Terms: Paid: 2.67%; Received: Six-Month EUR EURIBOR; Termination Date: 5/8/44[2]	5/7/14	18,065,000	1,907,956
Barclays Bank plc; Interest Rate Swaption (European); Swap Terms: Paid: 2.695%; Received: Three-Month USD BBA LIBOR; Termination Date: 5/15/23[2]	4/12/13	90,380,000	801,582
Barclays Bank plc; Interest Rate Swaption (European); Swap Terms: Paid: 3.48%; Received: Three-Month USD BBA LIBOR; Termination Date: 4/27/47[2]	4/26/17	18,080,000	1,776,905

56	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Swaption Exiration Date	Notional Amounts	Value
Swaptions Purchased Continued
Goldman Sachs International, Interest Rate Swaption (European); Swap Terms: Paid: 2.495%; Received: Three-Month USD BBA LIBOR; Termination Date: 11/22/22[2]	11/23/12	$140,900,000	$588,861
Goldman Sachs International, Interest Rate Swaption (European); Swap Terms: Paid: 1.88%; Received: Three-Month USD BBA LIBOR; Termination Date: 7/24/19[2]	7/23/12	72,370,000	520
Goldman Sachs International, Interest Rate Swaption (European); Swap Terms: Paid: 1.945%; Received: Three-Month USD BBA LIBOR; Termination Date: 10/2/19[2]	10/1/12	36,325,000	40,606
Goldman Sachs International, Interest Rate Swaption (European); Swap Terms: Paid: 2.185%; Received: Three-Month USD BBA LIBOR; Termination Date: 7/13/22[2]	7/12/12	54,240,000	1,088

57	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Swaption Exiration Date	Notional Amounts	Value
Swaptions Purchased Continued
JPMorgan Chase Bank NA, Index Credit Default Swaption (European); Swap Terms: Paid: Sell Protection on iTraxx Europe Crossover Series 17 Version 1; Received: 5%; Termination Date: 6/20/17[2]	9/20/12	$4,565,000	$79,026
JPMorgan Chase Bank NA, Interest Rate Swaption (European); Swap Term: Paid: 2.245%; Received: Three-Month USD BBA LIBOR; Termination Date: 7/10/22[2]	7/9/12	108,395,000	14
JPMorgan Chase Bank NA, Interest Rate Swaption (European); Swap Terms: Paid: 1.65%; Received: Three-Month USD BBA LIBOR; Termination Date: 2/25/18[2]	2/22/13	90,585,000	293,586
UBS AG, Interest Rate Swaption (European); Swap Terms: Paid: 1.17%; Received: Six-Month JPY BBA LIBOR; Termination Date: 9/26/22[2]	9/25/12	3,595,000,000	53,341
UBS AG, Interest Rate Swaption (European); Swap Terms: Paid: 2.11%; Received: Six-Month EUR EURIBOR; Termination Date: 1/3/23[2]	1/2/13	11,435,000	337,175

58	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Swaption Exiration Date	Notional Amounts	Value
Swaptions Purchased Continued
UBS AG, Interest Rate Swaption (European); Swap Terms: Paid: 2.98%; Received: Six-Month EUR EURIBOR; Termination Date: 3/4/23[2]	3/1/13	$90,820,000	$817,149
UBS AG, Interest Rate Swaption (European); Swap Terms: Paid: 3.025%; Received: Six-Month EUR EURIBOR; Termination Date: 2/27/23[2]	2/26/13	90,615,000	736,516
UBS AG, Interest Rate Swaption (European); Swap Terms: Paid: Three-Month AUD BBR BBSW; Received: 3.35%; Termination Date: 12/10/15[2]	12/10/12	13,485,000	140,150
UBS AG, Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 1.54%; Termination Date: 6/13/23[2]	6/12/13	90,790,000	978,113

59	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Swaption Exiration Date	Notional Amounts	Value
Swaptions Purchased Continued
UBS AG, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 2.215%; Received: Three-Month USD BBA LIBOR; Termination Date: 12/4/22[2]	12/3/12	$361,350,000	$3,365,383

Total Swaptions Purchased (Cost $48,057,918)			13,205,403

		Shares
Investment Companies—16.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%[1],17		111,483,099	111,483,099
Oppenheimer Master Event-Linked Bond Fund, LLC [1]		14,352,394	166,788,499
Oppenheimer Master Loan Fund, LLC [1]		88,076,736	1,099,053,232
Oppenheimer Short Duration Fund, Cl. Y [1]		2,010,612	20,146,332

Total Investment Companies (Cost $1,406,304,086)			1,397,471,162

Total Investments, at Value (Cost $9,792,740,390)		112.5%	9,520,793,950
Liabilities in Excess of Other Assets		(12.5)	(1,055,818,124)

Net Assets		100.0%	$8,464,975,826

Footnotes to Statement of Investments

*	June 29, 2012 represents the last business day of the Fund’s quarterly period. See accompanying Notes.

Principal amount and strike price are reported in U.S. Dollars, except for those denoted in the following currencies:

AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro

60	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesia Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NGN	Nigeria Naira
PEN	Peruvian New Sol
PHP	Philippines Peso
PLZ	Polish Zloty
RUR	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	New Turkish Lira
ZAR	South African Rand

61	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 29, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares September 30, 2011	Gross Additions	Gross Reductions	Shares June 29, 2012
Arco Capital Corp. Ltd.	2,494,716	—	—	2,494,716
Greektown Superholdings, Inc., Series A-1[a]	8,267	—	—	8,267
Greektown Superholdings, Inc., Cv., Series A-1[a]	109,250	—	44,159	65,091
Oppenheimer Global Strategic Income Fund (Cayman) Ltd.[b]	—	15,000	—	15,000
Oppenheimer Institutional Money Market Fund, Cl. E	757,814,623	1,839,219,369	2,485,550,893	111,483,099
Oppenheimer Master Event-Linked Bond Fund, LLC	15,272,235	—	919,841	14,352,394
Oppenheimer Master Loan Fund, LLC	98,621,193	—	10,544,457	88,076,736
Oppenheimer Short Duration Fund, Cl. Y	2,000,139	10,473	—	2,010,612

	Value		Income		Realized Loss
Arco Capital Corp. Ltd.	$3,742,074		$—		$—
Greektown Superholdings, Inc., Series A-1[a]	—	[c]	—		—
Greektown Superholdings, Inc., Cv., Series A-1[a]	—	[c]	—		1,280,611
Oppenheimer Global Strategic Income Fund (Cayman) Ltd.[b]	1,458,688		—		—
Oppenheimer Institutional Money Market Fund, Cl. E	111,483,099		625,430		—
Oppenheimer Master Event-Linked Bond Fund, LLC	166,788,499		10,965,447	[d]	6,061,800	[d]
Oppenheimer Master Loan Fund, LLC	1,099,053,232		63,083,303	[e]	8,628,844	[e]
Oppenheimer Short Duration Fund, Cl. Y	20,146,332		97,405		—

	$1,402,671,924		$74,771,585		$15,971,255

a.	No longer an affiliate as of June 29, 2012.
b.	Investment in a wholly-owned subsidiary. See accompanying Notes.
c.	The security is no longer an affiliate, therefore, the value has been excluded from this table.
d.	Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.
e.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2.	Non-income producing security.

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,420,431,303 or 16.78% of the Fund’s net assets as of June 29, 2012.

4.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

62	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

5.	Restricted security. The aggregate value of restricted securities as of June 29, 2012 was $264,458,348, which represents 3.12% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation (Depreciation)
Akbank TAS, 5.125% Sr. Unsec. Nts., 7/22/15	7/15/10- 12/16/11	$5,777,631	$5,958,516	$180,885
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15	2/8/10- 4/28/10	3,507,072	3,333,345	(173,727)
Arco Capital Corp. Ltd.	2/27/07	37,420,740	3,742,074	(33,678,666)
Banco BMG SA, 9.15% Nts., 1/15/16	12/15/05- 4/3/12	4,716,172	4,333,440	(382,732)
BCAP LLC Trust, Mtg. Pass-Through Certificates, Series 2012-RR6, Cl. 1A5, 2.243%, 11/1/36	6/14/12	922,144	922,144	—
Caisse D’Amortissement de la Dette Sociale Bonds, 1.625%, 7/6/15	6/26/12	2,281,184	2,284,406	3,222
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, 0%, 6/15/24	4/21/97	133,502	42,581	(90,921)
CIT Group, Inc., 7% Sec. Bonds, 5/2/17	2/26/10- 2/1/12	5,359,642	5,476,273	116,631
Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18	12/9/08	3,457,058	5,683,854	2,226,796
Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Credit Linked Nts., Series 2, 10%, 7/25/24	3/28/12	7,230,262	7,117,138	(113,124)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.061%, 5/6/25	7/16/10	4,082,491	4,285,574	203,083
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.10%, 5/6/25	5/18/10	3,512,887	3,699,907	187,020
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.134%, 5/6/25	3/30/10	3,129,971	3,307,250	177,279
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.187%, 5/6/25	12/17/09	3,879,800	4,117,795	237,995
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.238%, 5/6/25	9/25/09	4,410,096	4,699,838	289,742
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.266%, 5/6/25	8/18/09	3,515,518	3,754,621	239,103
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.338%, 5/6/25	4/16/09	3,286,351	3,529,183	242,832
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, Series 128, 3.006%, 5/6/25	10/8/10	3,220,537	3,363,467	142,930
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Nts., 12.762%, 12/31/17	9/19/07	19,547,924	25,307,692	5,759,768
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2A, 8.265%, 5/22/15	5/21/08	173,895	129,794	(44,101)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2B, 8.265%, 5/22/15	6/12/08	297,596	227,078	(70,518)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2C, 8.265%, 5/22/15	6/18/08	4,615,780	3,423,782	(1,191,998)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2D, 8.265%, 5/22/15	7/8/08	336,091	249,521	(86,570)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2E, 8.265%, 5/22/15	7/15/08	244,584	181,281	(63,303)

63	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2F, 8.265%, 5/22/15	8/8/08	$158,390	$115,775	$(42,615)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2G, 8.265%, 5/22/15	8/22/08	28,080	21,321	(6,759)
DLJ Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2, 11.96%, 4/15/11	4/9/99	15,000,000	150	(14,999,850)
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series 1997-CF2, Cl. B30C, 6.99%, 10/15/30	6/27/01	18,999,268	5,180,210	(13,819,058)
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series 2000-A, Cl. B, 0.656%, 8/15/25	8/17/00	2,730,094	—	(2,730,094)
FDIC Trust, Commerical Mtg. Pass-Through Certificates, Series 2012-C1, Cl. A, 0.841%, 5/1/35	5/10/12	5,765,000	5,764,308	(692)
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond Obligations, Series 1A, Cl. D, 12.54%, 6/13/11	6/8/99- 12/31/04	3,846,847	—	(3,846,847)
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.479%, 2/8/37	1/18/07	26,805,603	11,353,737	(15,451,866)
Hallertau SPC Credit Linked Nts., Series 2007-01, 2.787%, 12/20/17	12/13/07- 10/23/09	23,034,157	20,678,400	(2,355,757)
Hallertau SPC Credit Linked Nts., Series 2008-01, 9.878%, 8/2/10	4/18/08- 10/1/08	19,017,779	1,891,697	(17,126,082)
Halyk Savings Bank of Kazakhstan JSC, 9.25% Sr. Nts., 10/16/13	4/9/08- 4/3/12	30,582,365	31,706,749	1,124,384
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term Nts., Series 2007-1A, Cl. B, 2.456%, 8/15/22	11/6/07	18,749,822	14,280,000	(4,469,822)
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term Nts., Series 2007-1A, Cl. C, 3.756%, 8/15/22	6/8/07	17,780,000	11,379,200	(6,400,800)
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term Nts., Series 2007-1A, Cl. D, 5.756%, 8/15/22	6/8/07	17,780,000	11,023,600	(6,756,400)
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24	8/3/06- 7/30/08	14,926,048	17,110,123	2,184,075
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Nts., 11%, 7/28/20	8/24/10	3,326,065	3,429,905	103,840
JPMorgan Hipotecaria su Casita, 8.066% Sec. Nts., 8/26/35	3/21/07	1,834,690	182,010	(1,652,680)
Madison Avenue CDO Ltd., Collateralized Debt Obligations, Series 2A, Cl. C1, 2.99%, 3/24/14	2/23/01	3,209,935	2,213	(3,207,722)
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16	10/20/06	3,387,746	4,717,737	1,329,991
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29	8/10/10	4,377,854	391,573	(3,986,281)
Odebrecht Finance Ltd., 5.125% Sr. Nts., 6/26/22	6/21/12	6,313,234	6,302,375	(10,859)
Odebrecht Finance Ltd., 7.125% Sr. Nts., 6/26/42	6/21/12	4,692,524	4,765,000	72,476
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08	3/6/98	10,532,095	—	(10,532,095)
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17	2/4/11- 4/14/11	643,877	644,782	905
Tengizchevroil LLP, 6.124% Nts., 11/15/14	4/29/05- 3/16/10	2,480,605	2,573,392	92,787
ViaSat, Inc., 6.875% Sr. Unsec. Unsub. Nts., 6/15/20	2/22/12	3,340,319	3,370,815	30,496
Vnesheconombank Via VEB Finance plc Sr. Unsec. Nts., 6.025%, 7/15/20	6/26/12	8,335,000	8,402,722	67,722

		$392,736,325	$264,458,348	$(128,277,977)

64	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

6.	This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

7.	Represents the current interest rate for a variable or increasing rate security.

8.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after June 29, 2012. See accompanying Notes.

9.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $37,323,845 or 0.44% of the Fund’s net assets as of June 29, 2012.

10.	The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

11.	All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $24,548,264. See accompanying Notes.

12.	All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements under certain derivative contracts. The aggregate market value of such securities is $13,216,108. See accompanying Notes.

13.	Zero coupon bond reflects effective yield on the date of purchase.

14.	Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

15.	Interest or dividend is paid-in-kind, when applicable.

16.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

17.	Rate shown is the 7-day yield as of June 29, 2012.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$5,681,919,752	59.7%
Mexico	497,524,682	5.2
Brazil	453,630,157	4.8
Turkey	445,152,227	4.7
Russia	366,502,672	3.9
South Africa	256,436,005	2.7
Hungary	173,737,875	1.8
Japan	172,182,179	1.8
Peru	156,061,782	1.6
Colombia	135,160,892	1.4

65	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Indonesia	118,856,476	1.3
Poland	88,462,117	0.9
Venezuela	85,266,451	0.9
Kazakhstan	71,341,754	0.8
Canada	57,272,202	0.6
United Kingdom	54,429,489	0.6
Australia	51,909,169	0.6
Italy	47,126,639	0.5
France	44,977,019	0.5
The Netherlands	44,149,786	0.5
Israel	41,564,406	0.4
Supranational	40,227,157	0.4
Philippines	39,654,250	0.4
Sweden	27,867,627	0.3
Chile	26,348,484	0.3
Uruguay	25,527,563	0.3
Ukraine	24,974,168	0.3
Romania	20,956,388	0.2
Germany	20,637,619	0.2
Panama	20,042,863	0.2
Qatar	18,683,290	0.2
Spain	15,209,713	0.2
Korea, Republic of South	14,877,524	0.2
Luxembourg	13,347,877	0.1
India	13,165,050	0.1
Malaysia	12,835,575	0.1
Trinidad & Tobago	12,550,475	0.1
Belgium	12,344,666	0.1
Argentina	10,974,377	0.1
Lithuanua	10,396,188	0.1
Latvia	10,137,825	0.1
Sri Lanka	10,045,889	0.1
Nigeria	9,287,679	0.1
Croatia	9,208,383	0.1
Slovakia	9,122,850	0.1
Dominican Republic	9,018,494	0.1
Norway	6,212,175	0.1
Austria	5,243,001	0.1
Ghana	4,978,438	0.1
European Union	4,305,383	0.0
Denmark	4,179,618	0.0
China	4,151,875	0.0
Switzerland	3,186,891	0.0
Finland	3,036,803	0.0
Ivory Coast	2,291,250	0.0
Singapore	2,102,811	0.0

Total	$9,520,793,950	100.0%

66	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Foreign Currency Exchange Contracts as of June 29, 2012 are as follows:
Counterparty/ Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Dates	Value	Unrealized Appreciation	Unrealized Depreciation
Bank of America:
Chilean Peso (CLP)	Sell	1,579,400	CLP	7/17/12	$3,145,896	$75,735	$8,458
Colombian Peso (COP)	Buy	11,336,000	COP	8/24/12	6,293,509	42,613	—
Colombian Peso (COP)	Sell	70,861,300	COP	7/16/12- 8/24/12	39,518,333	—	563,487
Euro (EUR)	Sell	70,349	EUR	7/17/12- 7/23/12	89,043,201	32,996	67,264
Indian Rupee (INR)	Sell	36,680	INR	7/17/12	654,518	—	2,661
Indonesia Rupiah (IDR)	Sell	260,629,000	IDR	7/16/12	27,689,746	452,307	135,049
Malaysian Ringgit (MYR)	Sell	1,370	MYR	7/17/12	430,913	4,768	—
Mexican Nuevo Peso (MXN)	Sell	263	MXN	7/2/12	19,704	—	448
Peruvian New Sol (PEN)	Buy	18,070	PEN	7/10/12	6,773,508	—	37,066
Philippines Peso (PHP)	Sell	435,000	PHP	7/17/12	10,309,900	—	179,485
Polish Zloty (PLZ)	Sell	90,700	PLZ	8/6/12- 8/23/12	27,090,975	—	1,810,137
South African Rand (ZAR)	Buy	118,517	ZAR	7/3/12- 7/20/12	14,458,174	59,714	438,538
South African Rand (ZAR)	Sell	459,580	ZAR	7/11/12	56,122,382	1,705,305	59,348
Swiss Franc (CHF)	Buy	1,900	CHF	8/23/12	2,004,575	—	18,363

						2,373,438	3,320,304

Barclay’s Capital:
Australian Dollar (AUD)	Sell	3,740	AUD	7/23/12	3,819,293	—	25,355
British Pound Sterling (GBP)	Sell	9,815	GBP	7/16/12	15,371,211	257,887	—
Euro (EUR)	Buy	8,070	EUR	7/23/12	10,214,487	9,237	282,765
Euro (EUR)	Sell	51,430	EUR	7/25/12	65,097,833	2,414,071	—
Hungarian Forint (HUF)	Buy	2,601,352	HUF	7/2/12- 10/24/12	11,466,081	270,539	—
Israeli Shekel (ILS)	Buy	7,580	ILS	4/2/13	1,925,363	—	52,200
Israeli Shekel (ILS)	Sell	7,580	ILS	4/2/13	1,925,363	75,746	—
Japanese Yen (JPY)	Sell	6,641,000	JPY	7/17/12	83,100,832	1,312,400	—
Malaysian Ringgit (MYR)	Sell	705	MYR	9/20/12	220,904	—	1,003
Mexican Nuevo Peso (MXN)	Sell	123,900	MXN	10/18/12	9,190,753	26,283	—
Norwegian Krone (NOK)	Sell	300	NOK	9/20/12	50,276	—	365
Peruvian New Sol (PEN)	Sell	28,070	PEN	7/10/12	10,521,990	—	16,751
Polish Zloty (PLZ)	Buy	895	PLZ	7/17/12	268,057	7,636	—
Russian Ruble (RUR)	Buy	74,960	RUR	7/17/12- 7/19/12	2,306,757	25,884	30,757
Russian Ruble (RUR)	Sell	2,294,098	RUR	7/16/12- 11/30/12	70,205,653	3,587,665	706,943
South African Rand (ZAR)	Sell	1,082,125	ZAR	7/20/12- 9/12/12	131,419,632	432,124	2,249,257
Swedish Krona (SEK)	Sell	500	SEK	9/20/12	72,065	—	1,447

						8,419,472	3,366,843

67	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Counterparty/ Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Dates	Value	Unrealized Appreciation	Unrealized Depreciation
Chase Manhattan Bank:
Nigerian Naira (NGN)	Sell	493,140	NGN	7/3/12	$3,030,046	$—	$2,976
Russian Ruble (RUR)	Sell	154,118	RUR	7/6/12	4,758,744	—	105,735

						—	108,711

Citigroup:
Australian Dollar (AUD)	Sell	35,070	AUD	8/23/12	35,704,809	—	1,424,845
Canadian Dollar (CAD)	Sell	2,755	CAD	8/23/12	2,702,639	—	11,000
Chilean Peso (CLP)	Buy	3,637,400	CLP	7/12/12- 9/20/12	7,248,903	38,300	116
Colombian Peso (COP)	Buy	3,659,700	COP	7/17/12	2,044,806	43,877	—
Czech Koruna (CZK)	Buy	38,900	CZK	8/23/12	1,928,668	37,711	—
Hungarian Forint (HUF)	Sell	1,170,000	HUF	9/5/12	5,131,631	—	301,580
Indian Rupee (INR)	Buy	6,000	INR	9/20/12	105,686	—	937
Mexican Nuevo Peso (MXN)	Buy	33,900	MXN	9/20/12- 10/18/12	2,514,938	3,208	77,631
Mexican Nuevo Peso (MXN)	Sell	1,634,740	MXN	9/20/12- 12/13/12	121,016,695	1,894,528	3,105,817
New Taiwan Dollar (TWD)	Buy	10,696	TWD	7/17/12	357,946	—	1,914
New Zealand Dollar (NZD)	Sell	17	NZD	7/17/12	13,592	—	139
Norwegian Krone (NOK)	Sell	4,430	NOK	9/20/12	742,410	—	9,476
Peruvian New Sol (PEN)	Sell	31,290	PEN	7/10/12	11,729,002	—	27,431
Singapore Dollar (SGD)	Sell	80	SGD	9/20/12	63,161	—	146
South Korean Won (KRW)	Buy	129,000	KRW	9/20/12	112,017	—	522
South Korean Won (KRW)	Sell	455,300	KRW	7/17/12- 9/20/12	395,643	523	5,303
Swedish Krona (SEK)	Buy	490	SEK	7/17/12	70,790	2,066	—
Swiss Franc (CHF)	Sell	3,485	CHF	7/23/12	3,673,695	—	3,404

						2,020,213	4,970,261

Credit Suisse:
British Pound Sterling (GBP)	Sell	5,160	GBP	8/23/12	8,080,201	54,124	30,654
Hong Kong Dollar (HKD)	Buy	3,221	HKD	7/3/12	415,243	—	46
Mexican Nuevo Peso (MXN)	Buy	12,550	MXN	7/17/12	939,187	—	10,225
New Turkish Lira (TRY)	Sell	12,130	TRY	7/17/13	6,252,145	—	374,912
Peruvian New Sol (PEN)	Sell	6,060	PEN	7/10/12	2,271,580	10,905	—
Russian Ruble (RUR)	Buy	19,998	RUR	7/17/12	615,556	—	58,288
Russian Ruble (RUR)	Sell	24,210	RUR	7/17/12	745,205	64,842	—
South African Rand (ZAR)	Sell	5,670	ZAR	7/17/12	691,758	—	29,490
Swedish Krona (SEK)	Sell	154,050	SEK	7/17/12- 8/23/12	22,223,751	5,573	593,667

						135,444	1,097,282

68	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Counterparty/ Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Dates	Value	Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank Securities, Inc.:
Australian Dollar (AUD)	Sell	2,665	AUD	7/16/12	$2,723,366	$27,612	$14,832
Canadian Dollar (CAD)	Sell	1,325	CAD	9/20/12	1,299,024	—	13,070
Hungarian Forint (HUF)	Sell	9,137,000	HUF	7/16/12- 8/6/12	40,292,501	—	2,238,936
Indian Rupee (INR)	Buy	36,680	INR	7/17/12	654,518	—	42,291
Malaysian Ringgit (MYR)	Buy	127,880	MYR	8/10/12	40,158,074	—	1,695,693
New Turkish Lira (TRY)	Sell	30,165	TRY	7/25/12	16,583,020	20,769	—
Russian Ruble (RUR)	Sell	266,170	RUR	7/19/12	8,189,921	727,046	—
South Korean Won (KRW)	Buy	38,235,000	KRW	7/17/12- 9/19/12	33,204,338	711,840	—
Swedish Krona (SEK)	Sell	20,470	SEK	7/16/12	2,957,383	60,170	13,739

						1,547,437	4,018,561

Goldman Sachs & Co.:
Australian Dollar (AUD)	Buy	2,675	AUD	8/23/12	2,723,421	106,455	—
Canadian Dollar (CAD)	Sell	5,410	CAD	7/16/12	5,311,900	105,805	5,758
Japanese Yen (JPY)	Buy	4,169,000	JPY	8/23/12	52,195,434	—	360,633
Mexican Nuevo Peso (MXN)	Sell	3,186,300	MXN	7/16/12- 12/20/12	236,201,774	4,516,881	3,169,217
South African Rand (ZAR)	Buy	125	ZAR	7/17/12	15,250	—	559

						4,729,141	3,536,167

HSBC:
New Turkish Lira (TRY)	Buy	12,130	TRY	7/17/13	6,252,145	23,647	—
New Turkish Lira (TRY)	Sell	333,540	TRY	11/7/12	179,622,878	—	685,110

						23,647	685,110

JP Morgan Chase:
Australian Dollar (AUD)	Buy	556	AUD	7/17/12	568,121	23,857	—
Australian Dollar (AUD)	Sell	10	AUD	7/17/12	10,218	32	—
British Pound Sterling (GBP)	Sell	424	GBP	7/17/12- 9/20/12	663,962	11,583	1,228
Canadian Dollar (CAD)	Buy	2,350	CAD	7/17/12	2,307,335	—	52,862
Canadian Dollar (CAD)	Sell	120	CAD	7/17/12	117,821	1,822	—
Euro (EUR)	Buy	2,229	EUR	7/17/12- 8/17/12	2,821,788	—	128,797
Euro (EUR)	Sell	134,740	EUR	7/16/12- 9/28/12	170,577,404	5,545,630	368,453
Hungarian Forint (HUF)	Sell	14,191,000	HUF	8/22/12- 2/12/13	61,226,960	127,898	2,914,991

69	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Counterparty/ Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Dates	Value	Unrealized Appreciation	Unrealized Depreciation
Indonesia Rupiah (IDR)	Buy	225,577,000	IDR	7/9/12	$23,988,084	$—	$212,860
Malaysian Ringgit (MYR)	Buy	236,985	MYR	7/17/12- 9/25/12	74,240,191	111,434	7,173
Mexican Nuevo Peso (MXN)	Buy	335,500	MXN	7/17/12- 11/9/12	25,073,639	700,541	—
Mexican Nuevo Peso (MXN)	Sell	606,848	MXN	7/2/12- 9/12/12	45,365,488	6,402	1,637,435
New Taiwan Dollar (TWD)	Sell	19,696	TWD	7/17/12- 9/20/12	659,355	5,318	377
New Turkish Lira (TRY)	Sell	2,120	TRY	7/25/12	1,165,457	1,064	—
New Zealand Dollar (NZD)	Buy	480	NZD	7/17/12	383,772	21,204	—
Peruvian New Sol (PEN)	Sell	40,850	PEN	7/16/12	15,304,809	475	30,574
Russian Ruble (RUR)	Buy	216,000	RUR	7/19/12	6,646,215	—	461,387
Singapore Dollar (SGD)	Buy	67,544	SGD	7/17/12	53,320,464	—	862,112
South Korean Won (KRW)	Buy	37,902,000	KRW	7/17/12	33,052,060	693,143	—
South Korean Won (KRW)	Sell	28,442,700	KRW	7/16/12- 7/17/12	24,804,920	68,779	109,653

						7,319,182	6,787,902

Morgan Stanley & Co., Inc.:
Australian Dollar (AUD)	Sell	780	AUD	9/20/12	792,198	—	13,804
Brazilian Real (BRR)	Sell	347,065	BRR	7/3/12- 8/2/12	172,143,293	—	2,573,903
Canadian Dollar (CAD)	Sell	16,025	CAD	7/23/12- 9/20/12	15,730,562	—	23,137
Euro (EUR)	Buy	43,784	EUR	7/2/12- 8/23/12	55,436,847	123,657	305,382
Euro (EUR)	Sell	1,445	EUR	7/5/12	1,828,749	69	736
Japanese Yen (JPY)	Sell	1,797,000	JPY	7/23/12	22,488,391	266,740	—
New Zealand Dollar (NZD)	Buy	280	NZD	9/20/12	222,872	—	657
New Zealand Dollar (NZD)	Sell	4,335	NZD	9/20/12	3,450,542	—	9,462
Singapore Dollar (SGD)	Buy	12,130	SGD	7/17/12	9,575,643	—	140,405
South African Rand (ZAR)	Buy	22,647	ZAR	7/5/12- 7/17/12	2,766,826	23,022	1,664
South African Rand (ZAR)	Sell	16,980	ZAR	7/20/12	2,070,648	1,758	—

						415,246	3,069,150

Nomura Securities:
Australian Dollar (AUD)	Buy	3,600	AUD	9/20/12	3,656,297	15,215	150
Australian Dollar (AUD)	Sell	345	AUD	9/20/12	350,395	—	6,159
Brazilian Real (BRR)	Sell	270,470	BRR	8/2/12	133,700,452	—	3,947,513
British Pound Sterling (GBP)	Sell	285	GBP	9/20/12	446,256	1,833	—
Canadian Dollar (CAD)	Sell	1,426	CAD	7/17/12	1,400,111	46,841	—
Euro (EUR)	Buy	487	EUR	7/3/12	616,776	74	—

70	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Counterparty/ Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Dates	Value	Unrealized Appreciation	Unrealized Depreciation
Euro (EUR)	Sell	1,785	EUR	9/20/12	$2,260,741	$144	$12,005
Indonesia Rupiah (IDR)	Buy	41,449,000	IDR	7/9/12	4,407,728	—	89,288
Japanese Yen (JPY)	Buy	535,000	JPY	8/23/12	6,698,143	—	77,961
Japanese Yen (JPY)	Sell	89,000	JPY	9/20/12	1,114,692	9,609	—
Malaysian Ringgit (MYR)	Buy	980	MYR	7/17/12	308,245	—	9,319
Malaysian Ringgit (MYR)	Sell	181,595	MYR	7/16/12	57,122,055	1,645,855	—
Norwegian Krone (NOK)	Buy	9,900	NOK	7/17/12	1,663,200	2,098	—
Norwegian Krone (NOK)	Sell	9,350	NOK	7/17/12- 9/20/12	1,567,479	6,851	2,500
Singapore Dollar (SGD)	Sell	90	SGD	9/20/12	71,056	—	985

						1,728,520	4,145,880

RBS Greenwich Capital:
Australian Dollar (AUD)	Buy	498	AUD	7/17/12	508,857	—	4,120
Australian Dollar (AUD)	Sell	116	AUD	7/17/12	118,529	—	1,163
British Pound Sterling (GBP)	Buy	209	GBP	7/17/12	327,313	1,857	—
British Pound Sterling (GBP)	Sell	9,310	GBP	7/23/12	14,580,121	34,512	—
Canadian Dollar (CAD)	Buy	120	CAD	7/17/12	117,821	387	—
Canadian Dollar (CAD)	Sell	924	CAD	7/17/12	907,225	16,788	—
Czech Koruna (CZK)	Sell	38,900	CZK	8/23/12	1,928,668	50,019	—
Hungarian Forint (HUF)	Sell	6,640,000	HUF	12/27/12	28,717,255	—	1,633,764
Norwegian Krone (NOK)	Buy	1,310	NOK	7/17/12	220,080	1,470	3,090
Norwegian Krone (NOK)	Sell	9,900	NOK	7/17/12	1,663,200	38,482	—
Polish Zloty (PLZ)	Sell	83,925	PLZ	7/16/12- 7/17/12	25,139,089	1,042,681	93,737
Singapore Dollar (SGD)	Sell	774	SGD	7/17/12	611,010	1,172	1,956

						1,187,368	1,737,830

Standard Chartered Bank:
Colombian Peso (COP)	Sell	2,183,400	COP	7/17/12	1,219,944	—	6,270
Malaysian Ringgit (MYR)	Buy	127,870	MYR	7/9/12	40,242,240	—	1,661,742

						—	1,668,012

State Street:
New Turkish Lira (TRY)	Sell	78,850	TRY	7/16/12	43,438,148	—	505,661
Singapore Dollar (SGD)	Sell	25,700	SGD	7/16/12	20,288,054	189,183	33,665
South African Rand (ZAR)	Buy	1,840	ZAR	9/20/12	222,332	—	234
South African Rand (ZAR)	Sell	184,185	ZAR	7/16/12- 7/17/12	22,474,624	471,371	74,523

						660,554	614,083

71	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Counterparty/ Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Dates	Value	Unrealized Appreciation	Unrealized Depreciation
UBS Investment Bank
Indonesia Rupiah (IDR)	Buy	48,543,000	IDR	7/9/12	$5,162,111	$—	$85,781

Westpac:
Australian Dollar (AUD)	Buy	126	AUD	7/17/12	128,747	2,720	—
Australian Dollar (AUD)	Sell	1,054	AUD	7/17/12	1,076,978	8,327	—
New Zealand Dollar (NZD)	Sell	463	NZD	7/17/12	370,180	—	8,442

						11,047	8,442

Total unrealized appreciation and depreciation						$30,570,709	$39,220,319

Futures Contracts as of June 29, 2012 are as follows:

Contract Description	Buy/Sell	Number of Contracts	Expiration Date	Value	Unrealized Appreciation (Depreciation)
Australian Treasury Bonds, 3 yr.	Sell	471	9/17/12	$53,216,044	$53,954
Australian Treasury Bonds, 10 yr.	Sell	76	9/17/12	9,758,853	32,201
Australian Treasury Bonds, 10 yr.	Buy	11	9/17/12	1,412,466	(335)
CBOE Volatility Index	Sell	210	8/21/12	4,609,500	417,602
Euro Buxl Bonds, 30 yr.	Buy	64	9/6/12	10,605,113	(225,738)
Euro OAT	Buy	345	9/6/12	55,906,416	(446,651)
Euro-Bundesobligation	Buy	41	9/6/12	7,310,681	10,692
FTSE 100 Index	Sell	81	9/21/12	7,006,359	(167,022)
NIKKEI 225 Index	Sell	162	9/13/12	18,260,086	(1,380,395)
SPI 200 Index	Sell	73	9/20/12	7,578,016	104,826
Standard & Poor’s 500 E-Mini Index	Sell	2,378	9/21/12	161,275,960	(4,095,296)
Standard & Poor’s/Toronto Stock Exchange 60 Index	Sell	39	9/20/12	5,067,204	(93,059)
U.S. Treasury Long Bonds	Buy	1,937	9/19/12	286,615,469	138,103
U.S. Treasury Long Bonds	Sell	172	9/19/12	25,450,625	254,179
U.S. Treasury Nts., 2 yr.	Sell	2,861	9/28/12	629,956,438	388,868
U.S. Treasury Nts., 5 yr.	Sell	707	9/28/12	87,645,906	(169,477)
U.S. Treasury Nts., 5 yr.	Buy	523	9/28/12	64,835,656	(48,511)
U.S. Treasury Nts., 10 yr.	Buy	2,075	9/19/12	276,753,125	(658,998)
U.S. Treasury Nts., 10 yr.	Sell	2,887	9/19/12	385,053,625	110,464
U.S. Treasury Ultra Bonds	Buy	806	9/19/12	134,476,063	2,037,283

					$(3,737,310)

72	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Written Options as of June 29, 2012 are as follows:

Description	Type	Number of Contracts	Exercise Price	Expiration Date	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)

Australian Dollar (AUD)	Call	78,200,000	1AUD per 1.05USD	8/27/12	$416,380	$(371,068)	$45,312
Australian Dollar (AUD)	Call	78,100,000	1AUD per 1.05USD	8/28/12	317,769	(376,951)	(59,182)
Australian Dollar (AUD)	Call	21,650,000	1AUD per 1.05USD	8/31/12	127,194	(109,641)	17,553
Australian Dollar (AUD)	Call	21,650,000	1AUD per 1.05USD	8/31/12	102,978	(102,978)	—
Euro (EUR) FX Futures, 9/17/12	Call	398	1.340	7/9/12	109,347	(2,488)	106,859
Euro (EUR) FX Futures, 9/17/12	Call	203	1.370	9/10/12	67,423	(17,763)	49,660
Euro (EUR) FX Futures, 9/17/12	Call	145	1.320	7/9/12	20,616	(1,813)	18,803
Euro (EUR) FX Futures, 9/17/12	Call	145	1.305	7/9/12	16,085	(5,438)	10,647
Euro (EUR) FX Futures, 9/17/12	Put	1,772	1.215	7/9/12	232,207	(33,225)	198,982
Euro (EUR) FX Futures, 9/17/12	Put	1,489	1.220	7/9/12	803,051	(37,225)	765,826
Euro (EUR) FX Futures, 9/17/12	Put	1,015	1.175	7/9/12	240,543	(6,344)	234,199
Euro (EUR) FX Futures, 9/17/12	Put	1,003	1.180	7/9/12	105,701	(6,269)	99,432
Euro (EUR) FX Futures, 9/17/12	Put	485	1.165	7/9/12	56,438	(3,031)	53,407
Euro (EUR) FX Futures, 9/17/12	Put	406	1.100	9/10/12	207,935	(22,838)	185,097
Euro (EUR) FX Futures, 9/17/12	Put	377	1.155	7/9/12	54,832	(2,356)	52,476
Euro (EUR) FX Futures, 9/17/12	Put	311	1.210	7/9/12	31,778	(5,831)	25,947
Euro (EUR) FX Futures, 9/17/12	Put	85	1.240	7/9/12	157,117	(9,563)	147,554
Euro (EUR) FX Futures, 9/17/12	Put	72	1.120	7/9/12	7,055	(450)	6,605
Euro (EUR) FX Futures, 9/17/12	Put	34	1.180	9/10/12	73,472	(13,600)	59,872
Japanese Yen (JPY)	Call	1,311,511,028	1USD per 72JPY	5/31/13	307,514	(196,058)	111,456
Japanese Yen (JPY)	Call	755,370,000	1USD per 82JPY	9/20/12	194,830	(316,296)	(121,466)
Japanese Yen (JPY)	Put	740,000,000	1USD per 90JPY	3/29/13	140,189	(46,368)	93,821

73	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Description	Type	Number of Contracts	Exercise Price	Expiration Date	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen (JPY)	Put	1,730,465,940	1USD per 95JPY	5/31/13	$79,610	$(67,125)	$12,485
Japanese Yen (JPY) Futures, 9/17/12	Call	439	132.500	7/9/12	48,698	(2,744)	45,954
Japanese Yen (JPY) Futures, 9/17/12	Call	151	135.000	9/10/12	82,820	(16,988)	65,832
Japanese Yen (JPY) Futures, 9/17/12	Call	145	138.000	9/10/12	42,366	(5,438)	36,928
Japanese Yen (JPY) Futures, 9/17/12	Call	65	129.500	7/9/12	1,523	(813)	710
Japanese Yen (JPY) Futures, 9/17/12	Put	408	112.000	9/10/12	25,153	(17,850)	7,303
Japanese Yen (JPY) Futures, 9/17/12	Put	406	110.000	9/10/12	22,788	(10,150)	12,638
Japanese Yen (JPY) Futures, 9/17/12	Put	401	122.000	7/9/12	36,280	(10,025)	26,255
Japanese Yen (JPY) Futures, 9/17/12	Put	379	121.000	7/9/12	20,469	(4,738)	15,731
Japanese Yen (JPY) Futures, 9/17/12	Put	318	121.500	7/9/12	13,613	(5,963)	7,650
Japanese Yen (JPY) Futures, 9/17/12	Put	215	120.500	7/9/12	2,439	(1,344)	1,095
Japanese Yen (JPY) Futures, 9/17/12	Put	144	122.500	7/9/12	21,374	(6,300)	15,074
Mexican Nuevo Peso (MXN)	Put	777,300,000	1USD per 14.94MXN	11/13/12	988,534	(603,185)	385,349
Mexican Nuevo Peso (MXN)	Put	756,285,000	1USD per 16.455MXN	11/30/12	769,843	(208,478)	561,365
Mexican Nuevo Peso (MXN)	Put	770,000,000	1USD per 14.80MXN	11/9/12	978,628	(641,056)	337,572
Russian Ruble (RUR)	Put	1,345,500,000	1USD per 38RUR	11/29/12	594,853	(322,839)	272,014
U.S. Treasury Nts., 10 yr. Futures, 9/19/12	Put	472	129.000	8/27/12	80,474	(44,250)	36,224

					$7,599,919	$(3,656,880)	$3,943,039

Credit Default Swap Contracts as of June 29, 2012 are as follows:

Reference Entity/Swap Counterparty	Buy/Sell Credit Protection	Notional Amount (000’s)	Pay/ Receive Fixed Rate	Termination Date	Upfront Payment Received/ (Paid)	Value	Unrealized Appreciation (Depreciation)
Barrick Gold Corp.
Barclays Bank plc	Buy	$17,110	1.0%	6/20/17	$(200,298)	$524,545	$324,247

	Total	17,110			(200,298)	524,545	324,247

Brazil (Federative Republic of):
Deutsche Bank AG	Sell	13,460	1.0	6/20/17	119,922	(370,491)	(250,569)
Deutsche Bank AG	Sell	2,245	1.0	6/20/17	58,780	(61,794)	(3,014)

	Total	15,705			178,702	(432,285)	(253,583)

74	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Reference Entity/Swap Counterparty	Buy/Sell Credit Protection	Notional Amount (000’s)		Pay/ Receive Fixed Rate	Termination Date	Upfront Payment Received/ (Paid)	Value	Unrealized Appreciation (Depreciation)
CDX Emerging Market Index, Series 17
Deutsche Bank AG	Buy	19,070		5.0	6/20/17	$2,484,397	$(1,879,244)	$605,153

	Total	19,070				2,484,397	(1,879,244)	605,153

Dell, Inc.
Citibank NA	Buy	16,680		1.0	6/20/17	(856,057)	785,040	(71,017)

	Total	16,680				(856,057)	785,040	(71,017)

Expedia, Inc.
Deutsche Bank AG	Sell	17,170		1.0	6/20/17	649,643	(617,127)	32,516

	Total	17,170				649,643	(617,127)	32,516

Freeport-McMoRan Copper & Gold, Inc.
JPMorgan Chase Bank NA	Buy	17,170		1.0	6/20/17	(444,459)	822,021	377,562

	Total	17,170				(444,459)	822,021	377,562

Gap, Inc. (The)
Bank of America NA	Sell	17,110		1.0	6/20/17	894,456	(935,214)	(40,758)

	Total	17,110				894,456	(935,214)	(40,758)

Halliburton Co.
Credit Suisse International	Buy	17,110		1.0	6/20/17	285,721	(120,220)	165,501

	Total	17,110				285,721	(120,220)	165,501

Hungary (Republic of):
HSBC Bank USA NA	Sell	5,815		1.0	6/20/17	1,041,902	(989,242)	52,660
UBS AG	Sell	5,815		1.0	6/20/17	1,063,387	(989,242)	74,145

	Total	11,630				2,105,289	(1,978,484)	126,805

Istanbul Bond Co. SA for Finansbank AS
Morgan Stanley Capital Services, Inc.	Sell	15,590		1.3	3/24/13	—	(274,731)	(274,731)

	Total	15,590				—	(274,731)	(274,731)

ITRAXX Europe Crossover Index, Series 17, Version 1
JPMorgan Chase Bank NA	Buy	3,200	EUR	5.0	6/20/17	(244,358)	244,358	—

	Total	3,200	EUR			(244,358)	244,358	—

M.D.C. Holdings, Inc.
Deutsche Bank AG	Sell	16,680		1.0	6/20/17	768,001	(545,518)	222,483

	Total	16,680				768,001	(545,518)	222,483

Nabors Industries, Inc.
Credit Suisse International	Buy	16,680		1.0	6/20/17	(694,850)	840,313	145,463

	Total	16,680				(694,850)	840,313	145,463

75	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Reference Entity/Swap Counterparty	Buy/Sell Credit Protection	Notional Amount (000’s)	Pay/ Receive Fixed Rate	Termination Date	Upfront Payment Received/ (Paid)	Value	Unrealized Appreciation (Depreciation)
Peru (Republic of)
JPMorgan Chase Bank NA	Buy	5,000	1.0	6/20/17	$(49,944)	$146,444	$96,500

	Total	5,000			(49,944)	146,444	96,500

Sherwin-Williams Co. (The)
Deutsche Bank AG	Sell	16,680	1.0	6/20/17	(270,669)	259,514	(11,155)

	Total	16,680			(270,669)	259,514	(11,155)

SLM Corp.
Bank of America NA	Sell	17,110	5.0	6/20/17	(589,605)	382,310	(207,295)

	Total	17,110			(589,605)	382,310	(207,295)

Spain (Kingdom of)
JPMorgan Chase Bank NA	Sell	3,170	1.0	6/20/22	866,829	(807,185)	59,644

	Total	3,170			866,829	(807,185)	59,644

United Mexican States
HSBC Bank USA NA	Sell	3,010	1.0	6/20/17	14,903	(59,629)	(44,726)

	Total	3,010			14,903	(59,629)	(44,726)

			Grand Total Buys		280,152	1,363,257	1,643,409
			Grand Total Sells		4,617,549	(5,008,349)	(390,800)

		Total Credit Default Swaps			$4,897,701	$(3,645,092)	$1,252,609

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

EUR                                                             Euro

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset on which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*	Reference Asset Rating Range**
Investment Grade Single Name Corporate Debt	$66,550,000	$—	A to BBB-
Non-Investment Grade Single Name Corporate Debt	33,790,000	—	BB+
Investment Grade Sovereign Debt	21,885,000	—	BBB+ to BBB
Non-Investment Grade Sovereign Debt	11,630,000	—	BB+

Total	$133,855,000	$—

76	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.
**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

Interest Rate Swap Contracts as of June 29, 2012 are as follows:

Interest Rate/Swap Counterparty	Notional Amount (000’s)		Paid by the Fund	Received by the Fund	Termination Date	Value
BZDI:
Bank of America NA	36,410	BRR	BZDI	9.020%	1/2/15	$234,814
Citibank NA	30,610	BRR	BZDI	9.490	1/2/14	330,020
Credit Suisse International	26,000	BRR	BZDI	9.010	1/2/15	36,316
Deutsche Bank AG	36,360	BRR	BZDI	9.050	1/2/15	250,401
Goldman Sachs International	41,530	BRR	BZDI	8.840	1/2/15	193,964
Goldman Sachs International	49,400	BRR	BZDI	9.440	1/2/17	256,360
Goldman Sachs International	75,270	BRR	BZDI	8.330	1/2/14	219,035

Total	295,580	BRR				1,520,910

MXN TIIE BANXICO
Bank of America NA	80,600	MXN	MXN TIIE BANXICO	7.030	6/4/32	74,583

Six-Month AUD BBR BBSW:
Bank of America NA	4,505	AUD	Six-Month AUD BBR BBSW	3.950	6/13/22	(6,966)
Bank of America NA	4,655	AUD	Six-Month AUD BBR BBSW	3.888	6/27/22	(35,934)

Total	9,160	AUD				(42,900)

Six-Month JPY BBA LIBOR
Goldman Sachs International	1,646,000	JPY	0.860%	Six-Month JPY BBA LIBOR	6/4/22	(66,590)

Three-Month CAD BA CDOR:
Bank of America NA	6,760	CAD	Three-Month CAD BA CDOR	1.861	3/28/17	112,274
Bank of America NA	22,405	CAD	Three-Month CAD BA CDOR	1.825	4/27/14	113,102
Bank of America NA	8,960	CAD	Three-Month CAD BA CDOR	1.950	4/27/15	96,074

Total	38,125	CAD				321,450

77	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Interest Rate/Swap Counterparty	Notional Amount (000’s)		Paid by the Fund	Received by the Fund	Termination Date	Value
Three-Month NZD BBR FRA
Westpac Banking Corp.	27,735	NZD	Three-Month NZD BBR FRA	3.655	6/7/22	(272,041)

Three-Month SEK STIBOR SIDE
Goldman Sachs International	143,700	SEK	2.440	Three-Month SEK STIBOR SIDE	11/3/21	(402,178)

Three-Month USD BBA LIBOR
Barclays Bank plc	21,440		Three-Month USD BBA LIBOR	2.358	11/2/21	1,320,225

				Total Interest Rate Swaps		$2,453,459

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
JPY	Japanese Yen
MXN	Mexican Nuevo Peso
NZD	New Zealand Dollar
SEK	Swedish Krona

Abbreviations/Definitions are as follows:

BA CDOR	Canada Bankers Acceptances Deposit Offering Rate
BANXICO	Banco de Mexico
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
BBR BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
BBR FRA	Bank Bill Rate Forward Rate Agreement
BZDI	Brazil Interbank Deposit Rate
STIBOR SIDE	Stockholm Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate

78	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Total Return Swap Contracts as of June 29, 2012 are as follows:
Reference Entity/ Swap Counterparty	Notional Amount (000’s)		Paid by the Fund	Received by the Fund	Termination Date	Value
Custom Basket of Securities:
Citibank NA	1,455,275	JPY	One-Month JPY BBA LIBOR plus 53 basis points and if negative, the absolute value of the Total Return of a Custom Basket of Securities	If positive, the Total Return of a Custom Basket of Securities	4/16/13	$1,629,029
Citibank NA	15,715	AUD	One-Month AUD BBA LIBOR plus 50 basis points and if negative, the absolute value of the Total Return of a Custom Basket of Securities	If positive, the Total Return of a Custom Basket of Securities	3/8/13	33,618
Citibank NA	15,734	CAD	One-Month CAD BA CDOR plus 30 basis points and if negative, the absolute value of the Total Return of a Custom Basket of Securities	If positive, the Total Return of a Custom Basket of Securities	3/6/13	154,702
Goldman Sachs International	114,959	HKD	One-Month HKD HIBOR HKAB plus 40 basis points and if negative, the absolute value of the Total Return of a Custom Basket of Securities	If positive, the Total Return of a Custom Basket of Securities	6/11/13	1,095,279
Goldman Sachs International	81,702		One-Month USD BBA LIBOR plus 18 basis points and if negative, the absolute value of the Total Return of a Custom Basket of Securities	If positive, the Total Return of a Custom Basket of Securities	6/6/13	4,332,769
Morgan Stanley & Co. International plc	4,973	GBP	One-Month GBP BBA LIBOR plus 50 basis points and if negative, the absolute value of the Total Return of a Custom Basket of Securities	If positive, the Total Return of a Custom Basket of Securities	1/10/13	376,012

79	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Reference Entity/ Swap Counterparty	Notional Amount (000’s)		Paid by the Fund	Received by the Fund	Termination Date	Value
UBS AG	11,212		One -Month USD BBA LIBOR plus 30 basis points and if negative, the absolute value of the Total Return of a Custom Basket of Securities	If positive, the Total Return of a Custom Basket of Securities	4/5/13	$709,651

				Reference Entity Total		8,331,060

HANG SENG Index (The) Futures Contract expiring 7/30/12
Goldman Sachs International	132,620	HKD	If positive, the Total Return of the HANG SENG Index (The) futures contract expiring 7/30/12	If negative, the absolute value of the Total Return of the HANG SENG Index (The) futures contract expiring 7/30/12	8/6/12	(454,096)

IBOVESPA Futures Contract expiring 8/15/12
UBS AG	5,845		If positive, the Total Return of the IBOVESPA Futures Contract expiring 8/15/12	If negative, the absolute value of the Total Return of the IBOVESPA Futures Contract expiring 8/15/12 plus 5 basis points	8/17/12	(192,170)

				Total of Total Return Swaps		$7,684,794

80	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pounds Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen

Abbreviations are as follows:

BA CDOR	Canada Bankers Acceptances Deposit offering Rate
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
HANG SENG	Hang Seng Bank
HIBOR	Hong Kong Interbank Offered Rate
HKAB	Hong Kong Association of Banks
IBOVESPA	Index of stocks that trade on the Sao Paulo, Mercantile & Futures Exchange

Volatility Swaps as of June 29, 2012 are as follows:

Reference Entity/Swap Counterparty	Notional Amount (000’s)		Paid by the Fund	Received by the Fund	Termination Date	Value
AUD/CHF Spot Exchange Rate:
Bank of America NA	200	AUD	The Historic Volatility of the mid AUD/CHF spot exchange rate during the period 6/25/12 to 7/25/12	8.150%	7/27/12	$(6,097)
Goldman Sachs International	206	AUD	The Historic Volatility of the mid AUD/CHF spot exchange rate during the period 5/31/12 to 7/3/12	10.150	7/5/12	476,075
Goldman Sachs International	200	AUD	The Historic Volatility of the mid AUD/CHF spot exchange rate during the period 6/13/12 to 7/12/12	9.800	7/16/12	493,936

				Reference Entity Total		963,914

CHF/JPY Spot Exchange Rate:
Bank of America NA	191	CHF	The Historic Volatility of the mid CHF/JPY spot exchange rate during the period 6/18/12 to 7/18/12	13.050	7/20/12	(277,926)

81	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Reference Entity/Swap Counterparty	Notional Amount (000’s)		Paid by the Fund	Received by the Fund	Termination Date	Value
Credit Suisse (USA) LLC	191	CHF	The Historic Volatility of the mid CHF/JPY spot exchange rate during the period 6/14/12 to 7/16/12	14.550%	7/18/12	$202,988
Royal Bank of Scotland plc (The)	189	CHF	The Historic Volatility of the mid CHF/JPY spot exchange rate during the period 6/19/12 to 7/19/12	12.250	7/23/12	(461,482)

				Reference Entity Total		(536,420)

CHF/NOK Spot Exchange Rate
Credit Suisse International	189	CHF	The Historic Volatility of the mid CHF/NOK spot exchange rate during the period 6/20/12 to 7/19/12	5.800	7/23/12	54,337
CHF/SEK Spot Exchange Rate
Royal Bank of Scotland plc (The)	191	CHF	The Historic Volatility of the mid CHF/SEK spot exchange rate during the period 6/21/12 to 7/24/12	5.750	7/26/12	52,421
GBP/CAD Spot Exchange Rate:
Bank of America NA	130	GBP	The Historic Volatility of the mid GBP/CAD spot exchange rate during the period 6/8/12 to 7/10/12	7.600	7/12/12	105,638
Bank of America NA	129	GBP	The Historic Volatility of the mid GBP/CAD spot exchange rate during the period 6/7/12 to 7/9/12	8.000	7/11/12	180,560

82	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Reference Entity/Swap Counterparty	Notional Amount (000’s)		Paid by the Fund	Received by the Fund	Termination Date	Value
Royal Bank of Scotland plc (The)	129	GBP	The Historic Volatility of the mid GBP/CAD spot exchange rate during the period 6/6/12 to 7/5/12	8.550%	7/9/12	$338,654

				Reference Entity Total		624,852

GBP/NZD Spot Exchange Rate:
Bank of America NA	128	GBP	The Historic Volatility of the mid GBP/NZD spot exchange rate during the period 6/26/12 to 7/26/12	8.250	7/30/12	(128,975)
Credit Suisse International	129	GBP	The Historic Volatility of the mid GBP/NZD spot exchange rate during the period 6/22/12 to 7/24/12	8.550	7/26/12	(30,026)
Goldman Sachs International	129	GBP	The Historic Volatility of the mid GBP/NZD spot exchange rate during the period 6/28/12 to 7/31/12	8.350	8/2/12	(70,413)

				Reference Entity Total		(229,414)

NZD/CHF Spot Exchange Rate
Bank of America NA	265	NZD	The Historic Volatility of the mid NZD/CHF spot exchange rate during the period 6/5/12 to 7/5/12	10.600	7/9/12	390,303
USD/CHF Spot Exchange Rate
Royal Bank of Scotland plc (The)	200		The Historic Volatility of the mid USD/CHF spot exchange rate during the period 6/11/12 to 7/11/12	12.650	7/13/12	332,448

83	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Reference Entity/Swap Counterparty	Notional Amount (000’s)	Paid by the Fund	Received by the Fund	Termination Date	Value
USD/NZD Spot Exchange Rate
Credit Suisse International	200	The Historic Volatility of the mid USD/NZD spot exchange rate during the period 6/27/12 to 7/27/12	10.900%	7/31/12	$(408,720)
USD/SEK Spot Exchange Rate:
Credit Suisse International	200	The Historic Volatility of the mid USD/SEK spot exchange rate during the period 6/12/12 to 7/12/12	13.700	7/16/12	221,084
Credit Suisse International	200	The Historic Volatility of the mid USD/SEK spot exchange rate during the period 6/4/12 to 7/5/12	13.600	7/9/12	354,751
Royal Bank of Scotland plc (The)	200	The Historic Volatility of the mid USD/SEK spot exchange rate during the period 6/1/12 to 7/3/12	14.100	7/5/12	360,042
Royal Bank of Scotland plc (The)	200	The Historic Volatility of the mid USD/SEK spot exchange rate during the period 6/15/12 to 7/17/12	13.400	7/19/12	148,190

			Reference Entity Total		1,084,067

			Total Volatility Swaps		$2,327,788

84	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
CHF	Swiss Franc
GBP	British Pounds Sterling
NZD	New Zealand Dollar

Abbreviations/Definitions are as follows:

CAD	Canadian Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

Swap Summary as of June 29, 2012 is as follows:

Swap Counterparty	Swap Type from Fund Perspective	Notional Amount (000’s)		Value
Bank of America NA:
	Credit Default Sell Protection	$34,220		$(552,904)
	Interest Rate	9,160	AUD	(42,900)
	Interest Rate	36,410	BRR	234,814
	Interest Rate	38,125	CAD	321,450
	Interest Rate	80,600	MXN	74,583
	Volatility	200	AUD	(6,097)
	Volatility	191	CHF	(277,926)
	Volatility	387	GBP	157,223
	Volatility	265	NZD	390,303

				298,546

Barclays Bank plc:
	Credit Default Buy Protection	17,110		524,545
	Interest Rate	21,440		1,320,225

				1,844,770

85	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Swap Counterparty	Swap Type from Fund Perspective	Notional Amount (000’s)		Value
Citibank NA:
	Credit Default Buy Protection	$16,680		$785,040
	Interest Rate	30,610	BRR	330,020
	Total Return	15,715	AUD	33,618
	Total Return	15,734	CAD	154,702
	Total Return	1,455,275	JPY	1,629,029

				2,932,409

Credit Suisse (USA) LLC	Volatility	191	CHF	202,988
Credit Suisse International:
	Credit Default Buy Protection	33,790		720,093
	Interest Rate	26,000	BRR	36,316
	Volatility	189	CHF	54,337
	Volatility	129	GBP	(30,026)
	Volatility	600		167,115

				947,835

Deutsche Bank AG:
	Credit Default Buy Protection	19,070		(1,879,244)
	Credit Default Sell Protection	66,235		(1,335,416)
	Interest Rate	36,360	BRR	250,401

				(2,964,259)

Goldman Sachs International:
	Interest Rate	166,200	BRR	669,359
	Interest Rate	1,646,000	JPY	(66,590)
	Interest Rate	143,700	SEK	(402,178)
	Total Return	247,579	HKD	641,183
	Total Return	81,702		4,332,769
	Volatility	406	AUD	970,011
	Volatility	129	GBP	(70,413)

				6,074,141

HSBC Bank USA NA	Credit Default Sell Protection	8,825		(1,048,871)

86	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Swap Counterparty	Swap Type from Fund Perspective	Notional Amount (000’s)		Value
JPMorgan Chase Bank NA:
	Credit Default Buy Protection	3,200	EUR	$244,358
	Credit Default Buy Protection	22,170		968,465
	Credit Default Sell Protection	3,170		(807,185)

				405,638

Morgan Stanley & Co. International plc	Total Return	4,973	GBP	376,012
Morgan Stanley Capital Services, Inc.	Credit Default Sell Protection	15,590		(274,731)
Royal Bank of Scotland plc (The):
	Volatility	380	CHF	(409,061)
	Volatility	129	GBP	338,654
	Volatility	600		840,680

				770,273

UBS AG:
	Credit Default Sell Protection	5,815		(989,242)
	Total Return	17,057		517,481

				(471,761)

Westpac Banking Corp.	Interest Rate	27,735	NZD	(272,041)

		Total Swaps		$8,820,949

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pounds Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Nuevo Peso
NZD	New Zealand Dollar
SEK	Swedish Krona

87	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

As of June 29, 2012, the Fund had entered into the following written swaption contracts:

Reference Entity / Swaption Counterparty	Swaption Description	Underlying Swap Type from Fund Perspective	Notional Amount (000’s)		Swaption Expiration Date	Premium Received	Value	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 17 Version 1:
Bank of America NA	Index Credit Default Swap Option (European); Swap Terms: Paid: 5%; Received: Bought Protection on iTraxx Europe Crossover Series 17 Version 1; Termination Date: 6/20/17	Index Credit Default Pay Fixed	4,490	EUR	9/20/12	$12,942	$(18,828)	$(5,886)
JPMorgan Chase Bank NA	Index Credit Default Swap Option (European); Swap Terms: Paid: Sold Protection on iTraxx Europe Crossover Series 17 Version 1; Received: 5%; Termination Date: 6/20/17	Index Credit Default Pay Floating	4,565	EUR	9/20/12	73,428	(65,303)	8,125

						86,370	(84,131)	2,239

Six-Month EUR EURIBOR:
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: Six-Month EUR EURIBOR; Received: 2.70%; Termination Date: 5/8/24	Interest Rate Pay Floating	42,990	EUR	5/7/14	1,896,287	(1,817,948)	78,339

			Total where Fund pays a floating rate			1,896,287	(1,817,948)	78,339

88	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Reference Entity / Swaption Counterparty	Swaption Description	Underlying Swap Type from Fund Perspective	Notional Amount (000’s)		Swaption Expiration Date	Premium Received	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Interest Rate Swaption (European); Swap Terms: Paid: 2.71%; Received: Six-Month EUR EURIBOR; Termination Date: 11/17/42	Interest Rate Pay Fixed	54,325	EUR	11/16/12	$2,945,810	$(3,334,890)	$(389,080)
Goldman Sachs International	Interest Rate Swaption (European); Swap Terms: Paid: 2.65%; Received: Six-Month EUR EURIBOR; Termination Date: 12/1/42	Interest Rate Pay Fixed	54,490	EUR	11/30/12	2,744,174	(3,112,313)	(368,139)

		Total where Fund pays a fixed rate				5,689,984	(6,447,203)	(757,219)

					Total	7,586,271	(8,265,151)	(678,880)

Six-Month GBP BBA LIBOR:
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: Six-Month GBP BBA LIBOR; Received: 2.29%; Termination Date: 6/26/23	Interest Rate Pay Floating	36,535	GBP	6/27/13	1,671,697	(1,786,414)	(114,717)

		Total where Fund pays a floating rate				1,671,697	(1,786,414)	(114,717)
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: 2.29%; Received: Six-Month GBP BBA LIBOR; Termination Date: 6/26/23	Interest Rate Pay Fixed	36,535	GBP	6/27/13	1,671,697	(1,542,636)	129,061
JPMorgan Chase Bank NA	Interest Rate Swaption (European); Swap Terms: Paid: 3.231%; Received: Six-Month GBP BBA LIBOR; Termination Date: 2/14/43	Interest Rate Pay Fixed	1,825	GBP	2/15/13	181,026	(225,898)	(44,872)

		Total where Fund pays a fixed rate				1,852,723	(1,768,534)	84,189

					Total	3,524,420	(3,554,948)	(30,528)

89	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Reference Entity / Swaption Counterparty	Swaption Description	Underlying Swap Type from Fund Perspective	Notional Amount (000’s)		Swaption Expiration Date	Premium Received	Value	Unrealized Appreciation (Depreciation)
Three-Month CAD BA CDOR:
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 1.59%; Received: Three-Month CAD BA CDOR; Termination Date: 8/7/14	Interest Rate Pay Fixed	8,920	CAD	8/8/12	$25,984	$(56,428)	$(30,444)
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 2.30%; Received: Three-Month CAD BA CDOR; Termination Date: 9/5/22	Interest Rate Pay Fixed	18,150	CAD	9/6/12	195,358	(353,784)	(158,426)
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 2.2255%; Received: Three-Month CAD BA CDOR; Termination Date: 9/27/22	Interest Rate Pay Fixed	36,605	CAD	9/28/12	592,562	(573,321)	19,241
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 1.5375%; Received: Three-Month CAD BA CDOR; Termination Date: 8/13/13	Interest Rate Pay Fixed	22,335	CAD	8/14/12	30,128	(73,574)	(43,446)
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 1.525%; Received: Three-Month CAD BA CDOR; Termination Date: 8/3/13	Interest Rate Pay Fixed	22,325	CAD	8/6/12	28,219	(70,743)	(42,524)

90	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Reference Entity / Swaption Counterparty	Swaption Description	Underlying Swap Type from Fund Perspective	Notional Amount (000’s)		Swaption Expiration Date	Premium Received	Value	Unrealized Appreciation (Depreciation)
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 2.53%; Received: Three-Month CAD BA CDOR; Termination Date: 9/24/22	Interest Rate Pay Fixed	18,165	CAD	9/25/12	$205,532	$(637,243)	$(431,711)
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 2.61%; Received: Three-Month CAD BA CDOR; Termination Date: 9/21/22	Interest Rate Pay Fixed	36,335	CAD	9/24/12	413,792	(1,476,777)	(1,062,985)
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 2.27%; Received: Three-Month CAD BA CDOR; Termination Date: 8/27/22	Interest Rate Pay Fixed	36,275	CAD	8/28/12	410,297	(622,981)	(212,684)

						1,901,872	(3,864,851)	(1,962,979)

Three-Month USD BBA LIBOR:
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 2.2825%; Received: Three-Month USD BBA LIBOR; Termination Date: 10/11/22	Interest Rate Pay Fixed	72,450		10/10/12	1,717,065	(3,218,287)	(1,501,222)
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 2.93%; Received: Three-Month USD BBA LIBOR; Termination Date: 8/18/22	Interest Rate Pay Fixed	72,420		8/17/12	782,136	(1,069,629)	(287,493)

91	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Reference Entity / Swaption Counterparty	Swaption Description	Underlying Swap Type from Fund Perspective	Notional Amount (000’s)	Swaption Expiration Date	Premium Received	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Interest Rate Swaption (European); Swap Terms: Paid: 2.90%; Received: Three-Month USD BBA LIBOR; Termination Date: 11/13/22	Interest Rate Pay Fixed	523,390	11/9/12	$4,723,595	$(9,499,696)	$(4,776,101)

		Total where Fund pays a fixed rate			7,222,796	(13,787,612)	(6,564,816)
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 3%; Termination Date: 8/22/42	Interest Rate Pay Floating	36,190	8/21/12	334,758	(89,528)	245,230
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 3.50%; Termination Date: 4/27/22	Interest Rate Pay Floating	73,580	4/26/17	2,444,230	(1,681,226)	763,004
Goldman Sachs International	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 1.115%; Termination Date: 10/1/12	Interest Rate Pay Floating	84,340	10/1/12	305,733	(9,106)	296,627
UBS AG	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 2.80%; Termination Date: 6/13/23	Interest Rate Pay Floating	90,790	6/12/13	1,089,480	(916,268)	173,212

		Total where Fund pays a floating rate			4,174,201	(2,696,128)	1,478,073

				Total	11,396,997	(16,483,740)	(5,086,743)

92	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Reference Entity / Swaption Counterparty	Swaption Description	Underlying Swap Type from Fund Perspective	Notional Amount (000’s)		Swaption Expiration Date	Premium Received	Value	Unrealized Appreciation (Depreciation)
Three-Month ZAR JIBAR SAFEX:
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: 7%, Received: Three-Month ZAR JIBAR SAFEX; Termination Date: 11/14/22	Interest Rate Pay Fixed	61,100	ZAR	11/13/12	$80,655	$(136,958)	$(56,303)
JPMorgan Chase Bank NA	Interest Rate Swaption (European); Swap Terms: Paid: 7%; Received: Three-Month ZAR JIBAR SAFEX; Termination Date: 11/19/22	Interest Rate Pay Fixed	61,210	ZAR	11/20/12	81,266	(151,148)	(69,882)
JPMorgan Chase Bank NA	Interest Rate Swaption (European); Swap Terms: Paid: 7%; Received: Three-Month ZAR JIBAR SAFEX; Termination Date: 12/18/22	Interest Rate Pay Fixed	61,670	ZAR	12/19/12	79,101	(133,433)	(54,332)

						241,022	(421,539)	(180,517)

			Total Written Swaptions			$24,736,952	$(32,674,360)	$(7,937,408)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound Sterling
ZAR	South African Rand

Abbreviations/Definitions are as follows:

BA CDOR	Canada Bankers Acceptances Deposit Offering Rate
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate
iTraxx	Credit Default Swap Trading Index for a Specific Basket of Securities
JIBAR	South Africa Johannesburg Interbank Agreed Rate
SAFEX	South African Futures Exchange

93	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Notes to Statement of Investments

Quarterly Period. The last day of the Fund's quarterly period was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

94	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

As of June 29, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$1,648,873,146
Sold securities	462,487,314

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 29, 2012 is as follows:

Cost	$150,131,601
Market Value	$33,492,722
Market Value as a % of Net Assets	0.40%

95	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Investment in Oppenheimer Global Strategic Income Fund (Cayman) Ltd. The Fund has established a Cayman Islands company that is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity related futures, options and swap contracts), exchange traded funds and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are expected to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary is subject to the same investment restrictions and guidelines, and follows the same compliance policies and procedures, as the Fund. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Manager.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund’s Statement of Investments. Shares of the Subsidiary are valued at their net asset value per share. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on an average cost basis. Unrealized appreciation or depreciation on the Fund’s investment in the Subsidiary is recorded in the Fund’s Statement of Assets and Liabilities in the annual and semiannual reports and the Fund’s Statement of Operations in the annual and semiannual reports. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

96	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on

97	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

98	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value

99	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

100	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

The table below categorizes amounts as of June 29, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Wholly-Owned Subsidiary	$—	$1,458,688	$—	$1,458,688
Asset-Backed Securities	—	131,348,873	36,682,800	168,031,673
Corporate Loans	—	6,086,644	11,394,688	17,481,332
Mortgage-Backed Obligations	—	2,517,110,309	—	2,517,110,309
U.S. Government Obligations	—	254,249,090	—	254,249,090
Foreign Government Obligations	—	2,507,724,810	—	2,507,724,810
Loan Participations	—	76,471,909	—	76,471,909
Corporate Bonds and Notes	1,439,836	2,302,086,020	—	2,303,525,856
Preferred Stocks	—	6,759,780	4,588,916	11,348,696
Common Stocks	9,465,564	11,134,082	—	20,599,646
Rights, Warrants and Certificates	—	—	1,125	1,125
Structured Securities	—	209,299,926	1,402,959	210,702,885
Options Purchased	1,250,665	20,160,701	—	21,411,366
Swaptions Purchased	—	13,205,403	—	13,205,403
Investment Companies	131,629,431	1,265,841,731	—	1,397,471,162

Total Investments, at Value	143,785,496	9,322,937,966	54,070,488	9,520,793,950
Other Financial Instruments:
Appreciated swaps, at value	—	17,612,978	—	17,612,978
Depreciated swaps, at value	—	1,426,864	—	1,426,864
Swaps, at value	—	244,358	—	244,358
Futures margins	2,472,296	—	—	2,472,296
Foreign currency exchange contracts	—	30,570,709	—	30,570,709

Total Assets	$146,257,792	$9,372,792,875	$54,070,488	$9,573,121,155

Liabilities Table
Other Financial Instruments:
Appreciated swaps, at value	$—	$(5,947,778)	$—	$(5,947,778)
Depreciated swaps, at value	—	(4,515,473)	—	(4,515,473)
Appreciated options written, at value	(294,837)	(2,565,818)	—	(2,860,655)
Depreciated options written, at value	—	(693,247)	—	(693,247)
Options written, at value	—	(102,978)	—	(102,978)
Futures margins	(11,680,408)	—	—	(11,680,408)
Foreign currency exchange contracts	—	(39,220,319)	—	(39,220,319)
Appreciated swaptions written, at value	—	(6,695,336)	—	(6,695,336)
Depreciated swaptions written, at value	—	(25,979,024)	—	(25,979,024)

Total Liabilities	$(11,975,245)	$(85,719,973)	$—	$(97,695,218)

101	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the significant transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table
Investments, at Value:
Common Stocks	$545,539	$(545,539)
Preferred Stocks	7,750,195	(7,750,195)

Total Assets	$8,295,734	$(8,295,734)

*	Transferred from Level 3 to Level 2 due to the availability of market data for this security.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary’s net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease,

102	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

103	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of June 29, 2012, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $100,486,281, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $25,424,623 as of June 29, 2012. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

104	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

As of June 29, 2012 the Fund has required certain counterparties to post collateral of $46,854,208.

Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

As of June 29, 2012, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $14,443,666 for which the Fund has posted collateral of $13,216,108. If a contingent feature would have been triggered as of June 29, 2012, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities in the annual and semiannual reports; securities posted as collateral, if any, are reported on the Statement of Investments.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. The unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

105	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the period ended June 29, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $1,234,344,530 and $2,036,448,906, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

106	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

The Fund has purchased futures contracts on various currencies to increase exposure to foreign exchange rate risk.

The Fund has sold futures contracts on various currencies to decrease exposure to foreign exchange rate risk.

During the period ended June 29, 2012, the Fund had an ending monthly average market value of $1,277,266,887 and $970,271,799 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

107	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended June 29, 2012, the Fund had an ending monthly average market value of $16,536,756 and $4,658,728 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised.

108	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written call options on treasury and/or euro futures to decrease exposure to interest rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written put options on treasury and/or euro futures to increase exposure to interest rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the period ended June 29, 2012, the Fund had an ending monthly average market value of $1,875,382 and $4,237,297 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended June 29, 2012 was as follows:

	Call Options		Put Options
	Number of Contracts	Amount of Premiums	Number of Contracts	Amount of Premiums
Options outstanding as of September 30, 2011	5,987,346,351	$1,744,360	11,143,090,933	$4,723,086
Options written	449,915,701,696	25,542,163	522,148,374,164	50,082,198
Options closed or expired	(448,047,410,328)	(22,866,889)	(513,060,153,381)	(45,705,504)
Options exercised	(5,589,155,000)	(2,564,091)	(14,111,750,984)	(3,355,404)

Options outstanding as of June 29, 2012	2,266,482,719	$1,855,543	6,119,560,732	$5,744,376

109	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, sovereign debt, or a basket of securities (the “reference asset”).

110	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.

The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.

For the period ended June 29, 2012, the Fund had ending monthly average notional amounts of $191,985,461 and $159,041,500 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

111	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

For the period ended June 29, 2012, the Fund had ending monthly average notional amounts of $144,712,846 and $372,125,930 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract.

The Fund has entered into total return swaps on various equity securities or indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.

112	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

For the period ended June 29, 2012, the Fund had ending monthly average notional amounts of $210,604,334 and $60,761,481 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Currency Swaps. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.

The Fund has entered into currency swap contracts with the obligation to pay an interest rate on various foreign currency notional amounts and receive an interest rate on the dollar notional amount in order to take a negative investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to decrease exposure to foreign exchange rate risk.

For the period ended June 29, 2012, the Fund had ending monthly average notional amounts of $821,000 on currency swaps.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

As of June 29, 2012, the Fund had no such currency swap agreements outstanding.

Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the volatility of the reference investment as measured by changes in its price or level while the other cash flow is based on an interest rate or the measured volatility of a different reference investment. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movement, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

113	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

The Fund has entered into volatility swaps to increase exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay the measured volatility and receive a fixed interest payment over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will appreciate in value.

The Fund has entered into volatility swaps to decrease exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay a fixed interest payment and receive the measured volatility over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will appreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will depreciate in value.

For the period ended June 29, 2012, the Fund had ending monthly average notional amounts of $347,412 and $1,607,589 on volatility swaps which pay volatility and volatility swaps which receive volatility, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Swaptions are marked to market daily using primarily portfolio pricing services or quotations from counterparties and brokers. Purchased swaptions are reported as a component of investments in the Statement of Investments, the Statement of Assets and Liabilities in the annual and semiannual reports and the Statement of Operations in the annual and semiannual reports. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

114	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund has purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate appreciates relative to the preset interest rate.

The Fund purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate depreciates relative to the preset interest rate.

The Fund has purchased swaptions which gives it the option to sell credit protection through credit default swaps in order to increase exposure to the credit risk of individual securities and, or, indexes. A purchased swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset decreases.

The Fund has written swaptions which gives it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A written swaption of this type becomes more valuable as the reference interest rate depreciates relative to the preset interest rate.

The Fund has written swaptions which gives it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. A written swaption of this type becomes more valuable as the reference interest rate appreciates relative to the preset interest rate.

The Fund has written swaptions which give it the obligation, if exercised by the purchaser, to buy credit protection through credit default swaps in order to decrease exposure to the credit risk of individual securities and, or, indexes. A written swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset increases.

115	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

The Fund has written swaptions which give it the obligation, if exercised by the purchaser, to sell credit protection through credit default swaps in order to increase exposure to the credit risk of individual securities and, or, indexes. A written swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset decreases.

During the period ended June 29, 2012, the Fund had an ending monthly average market value of $14,874,966 and $20,014,177 on purchased and written swaptions, respectively.

Written swaption activity for the period ended June 29, 2012 was as follows:

	Call Swaptions
	Notional Amount	Amount of Premiums
Swaptions outstanding as of September 30, 2011	$18,780,000	$231,182
Swaptions written	8,046,135,000	70,408,074
Swaptions closed or expired	(6,456,540,000)	(45,346,674)
Swaptions exercised	(36,370,000)	(555,630)

Swaptions outstanding as of June 29, 2012	$1,572,005,000	$24,736,952

Restricted Securities

As of June 29, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 29, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$9,820,162,059
Federal tax cost of other investments	(579,437,498)

Total federal tax cost	$9,240,724,561

Gross unrealized appreciation	$527,143,677
Gross unrealized depreciation	(822,042,969)

Net unrealized depreciation	$(294,899,292)

116	Oppenheimer Global Strategic Income Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/29/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Strategic Income Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	8/9/2012